                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           ___________________________

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                           REGISTRATION NO. 333-76407
                         POST-EFFECTIVE AMENDMENT NO. 3

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-9293
                         POST EFFECTIVE AMENDMENT NO. 3

                        DAVIS VARIABLE ACCOUNT FUND, INC.
                        2949 East Elvira Road, Suite 101
                              Tucson, Arizona 85706
                                (1-505-820-3000)

 Agents For Service:       Thomas D. Tays, Esq.
                           Davis Selected Advisers, L.P.
                           2949 East Elvira Road, Suite 101
                             Tucson, Arizona 85706
                               1-520-434-3771

                                      -or-

                           Arthur Don, Esq.
                           D'Ancona & Pflaum
                           111 East Wacker Drive
                           Suite 2800
                           Chicago IL 60601-4205
                           (1-312-602-2048)

   It is proposed that this filing will become effective:

       ________    Immediately upon filing pursuant to paragraph (b)
       ________    On ______, pursuant to paragraph (b)
       ________    60 days after filing pursuant to paragraph (a)(1)
          X        On May 1, 2001, pursuant to paragraph (a)(1) of Rule 485
       ________    75 days after filing pursuant to paragraph (a)(2)
       ________    On________, pursuant to paragraph (a)(2) of Rule 485


   Title of Securities being Registered:  Common Stock of:
                                          ---------------

                  DAVIS VALUE PORTFOLIO;
                  DAVIS FINANCIAL PORTFOLIO; AND
                  DAVIS REAL ESTATE PORTFOLIO

                                    FORM N-1A
                              DAVIS VALUE PORTFOLIO
                            DAVIS FINANCIAL PORTFOLIO
                                       AND
                           DAVIS REAL ESTATE PORTFOLIO
                            AUTHORIZED PORTFOLIOS OF
                        DAVIS VARIABLE ACCOUNT FUND, INC.

                  POST-EFFECTIVE AMENDMENT NO. 3TO REGISTRATION
            STATEMENT NO. 333-76407 UNDER THE SECURITIES ACT OF 1933
                  AND POST EFFECTIVE AMENDMENT NO. 3 UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                    TO REGISTRATION STATEMENT NO. 811-09293.

                              CROSS REFERENCE SHEET
N-1A
ITEM NO.      PART A CAPTION OR PLACEMENT: SEPARATE PROSPECTUSES FOR :
              DAVIS VALUE PORTFOLIO, DAVIS FINANCIAL PORTFOLIO, AND DAVIS REAL ESTATE PORTFOLIO

  1.            Front and Back Cover pages
  2.            Investment Objective and Strategies
                The Davis Investment Philosophy
                Principal Risks of Investing in Davis Value Portfolio Performance Information
  3.            Not applicable, information included in "wrap" prospectus
  4.            The Adviser's Performance History
  5.            Annual  Report,  incorporated by reference
  6.            The Adviser and Sub-Advise
  7.            Not applicable
  8.            Purchase and Redemption of Shares
  9.            Financial Highlights,

N-1A
ITEM NO.      PART A CAPTION OR PLACEMENT:  COMBINED 3 IN 1 PROSPECTUS FOR :
--------      --------------------------------------------------------------
              DAVIS VALUE PORTFOLIO, DAVIS FINANCIAL PORTFOLIO, AND DAVIS REAL
              -----------------------------------------------------------------
              ESTATE PORTFOLIO
              ----------------

  1.            Front and Back Cover pages
  2.            Investment Objective and Strategies
                Principal Risks of Investing in [each portfolio]
                Performance Information
  3.            Not applicable, information included in "wrap" prospectus
  4.            The Davis Investment Philosophy
                The Adviser's Performance History
  5.            Annual Report, incorporated by reference
  6.            The Adviser and Sub-Adviser
  7.            Not applicable
  8.            Purchase and Redemption of Shares
  9.            Financial Highlights,


N-1A
ITEM NO.      PART B CAPTION OR PLACEMENT:
              STATEMENT OF ADDITIONAL INFORMATION

  10            Cover Page
  11            Organization of the Company
  12            Portfolio Securities
                 Other Investment Practices
                 Investment Restrictions
  13            Directors and Officers
                 Directors Compensation Table
  14            Certain Shareholders of  the Fund
  15            Investment Advisory Services
                 Distribution of Company Shares
                 Other Important Service Providers
  16            Portfolio Transactions
  17            Organization of the Company
  18            Contained in the Prospectuses
  19            Federal Income Taxes
  20            Distribution of Company Shares
  21            Performance Data
  22            Annual Report Incorporated by Reference

9

Draft 02/21/01

DAVIS VALUE PORTFOLIO

(Portfolio of Davis Variable Account Fund, Inc.)


May 1, 2001






The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

[INSIDE FRONT COVER]
This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

Davis Value Portfolio is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                                TABLE OF CONTENTS

DAVIS VALUE PORTFOLIO
         Investment Objective and Strategies
         The Davis Investment Philosophy
         Principal Risks of Investing in Davis Value Portfolio
         Performance Information


DAVIS MANAGEMENT
         The Adviser and Sub-Adviser
         The Adviser's Performance History
         Adviser Compensation
         Senior Research Adviser and Founder, Portfolio Managers


OTHER INFORMATION
         Privacy  Notice
         Purchase and Redemption of Shares
         Pricing of Shares
         Taxes
         Dividends and Distributions
         Financial Highlights


OBTAINING ADDITIONAL INFORMATION

DAVIS VALUE PORTFOLIO


INVESTMENT OBJECTIVE AND STRATEGIES

Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion, which we believe are of high quality and whose shares are selling at attractive prices. We select stocks with the intention of holding them for the long term. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.


THE DAVIS INVESTMENT PHILOSOPHY

Davis Value Portfolio is managed using the Davis investment philosophy, which stresses a back-to-basics approach. We use extensive research to buy growing companies at value prices and hold on to them for the long term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the companies' true worth.

Over the years, Davis Selected Advisers, L.P., has developed a list of 10 characteristics that we believe allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all 10 characteristics, we search for those possessing:

      o  Excellent management.
      o  Managers who own stock in their own company.
      o  Strong returns on investments of its capital.
      o  A lean expense structure.
      o  A dominant or growing market share in a growing market.
      o  A proven record as an acquirer.
      o  A strong balance sheet.
      o  Products or services that are not likely to become obsolete.
      o  Successful international operations.
      o  Innovation in all aspects of operations.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit the managers at their places of business in order to gain insight into the relative value of different businesses.


PRINCIPAL RISKS OF INVESTING IN DAVIS VALUE PORTFOLIO

There is a risk that you could lose all or a portion of your investment in Davis Value Portfolio. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause Davis Value Portfolio's performance to suffer.

>> MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the company.

>> COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which Davis Value Portfolio invests largely determines the Fund's performance.

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Value Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


                              DAVIS VALUE PORTFOLIO
                               ANNUAL TOTAL RETURN
                              (As of December 31st)

2000     xx%

During the period shown in the bar chart, the highest quarterly return was xx% for the xx quarter of 2000, and the worst quarterly return was xx% for the xx quarter of 2000. Year-to-date performance as of 03/31/01 (unannualized) was xx%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ending December 31, 2000)


--------------------------------------------------------------------------------
                                               PAST 1 YEAR         LIFE OF FUND
                                                                   JULY 1, 1999
--------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO                              Xx%                  Xx%
--------------------------------------------------------------------------------
S&P 500(R)INDEX(1)                                 Xx%                  Xx%
--------------------------------------------------------------------------------
This performance table compares the Fund's performance to that of a broad-based index.
(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.


DAVIS MANAGEMENT


THE ADVISER AND SUB-ADVISER

Davis Selected Advisers, L.P. ("Adviser") serves as the investment adviser for each of the Davis Funds, including Davis Value Portfolio. The Adviser's offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. The Adviser provides investment advice for each of the Davis Funds, manages their business affairs, and provides day-to-day administrative services. The Adviser also serves as investment adviser for other mutual funds and institutional clients.

Davis Selected Advisers-NY, Inc. ("Sub-Adviser") serves as the sub-adviser for each of the Davis Funds, including Davis Value Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Selected Advisers, L.P. The Sub-Adviser's fee is paid by Davis Selected Advisers, not Davis Value Portfolio.


THE ADVISER'S PERFORMANCE HISTORY

Davis Value Portfolio was first offered to the public on July 1, 1999. However, Davis Selected Advisers has been managing accounts in a similar style for a number of years. The performance results presented in the table that follows should not be considered predictions of the future performance of Davis Value

Portfolio. DAVIS VALUE PORTFOLIO'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE DAVIS LARGE CAP EQUITY COMPOSITE PRESENTED AS FOLLOWS.

The Davis Large Cap Equity Composite performance history includes all accounts with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Selected Advisers in managing Davis Value Portfolio. Mutual funds and private accounts also may be included in the performance history. Private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, might adversely affect the performance results.

The performance history compares the Davis Large Cap Equity Composite on an annualized asset-weighted basis against the S&P 500(R) Index. Composite performance is presented net of the Fund's annual operating expenses of 1.00%. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2002. Davis Large Cap Equity Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values.

The insurance company's charges would have lowered the following Composite Returns. The calculation used to measure the performance of a composite is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized unmanaged index of large capitalization stock performance.

THIS PERFORMANCE INFORMATION FOR DAVIS SELECTED ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS VALUE PORTFOLIO.

DAVIS LARGE CAP EQUITY COMPOSITE RETURNS VS. S&P 500(R) INDEX
(For the periods ending December 31, 2000)


-------------------------------------------------------------------------------------------------------------
                                    PAST 1 YEAR       PAST 5 YEARS       PAST 10 YEARS       SINCE JANUARY 1,
                                                                                             1970
-------------------------------------------------------------------------------------------------------------
DAVIS LARGE CAP EQUITY COMPOSITE    Xx%               Xx%                Xx%                 Xx%
-------------------------------------------------------------------------------------------------------------
S&P 500(R)INDEX                     Xx%               Xx%                Xx%                 Xx%
-------------------------------------------------------------------------------------------------------------

As of December 31, 2000, the composite included xx accounts with aggregate assets of $xx billion.

ADVISER COMPENSATION

The Adviser's compensation for its services (based on average net assets) was 0.75%.

The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2002; after that date, there is no assurance that expenses will be capped. What the Fund's expense ratios would have been without the expense cap are discussed in the Financial Highlights table.

SENIOR RESEARCH ADVISER AND FOUNDER, PORTFOLIO MANAGERS

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Selected Advisers. He previously served as Davis New York Venture Fund's Portfolio Manager from its inception until February 1997 and served as President of the Davis Funds until March 2000. The Davis Funds are a family of mutual funds managed by the Adviser, including Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio.

CHRISTOPHER C. DAVIS has served as Portfolio Manager of Davis Value Portfolio with Kenneth Charles Feinberg since inception of the Fund, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers. He has served as Portfolio Manager of various equity funds managed by Davis Selected

Advisers since October 1995. Mr. Davis served as Assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September 1989 through September 1995.

KENNETH CHARLES FEINBERG has served as Portfolio Manager of Davis Value Portfolio with Christopher C. Davis since the inception of the Fund, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since May 1997. Mr. Feinberg started with Davis Selected Advisers as a research analyst in December 1994.


OTHER INFORMATION


PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Fund's next computed net asset value after we have received an order. Life insurance companies participating in the Fund serve as our designee for receiving orders of separate accounts that invest in the Fund.

The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. If, in the future, the Fund begins making payments under the plan, then these fees would be paid out of the Fund's assets on an ongoing basis. Over time, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. Currently the Fund does not intend to make any payments under this plan.


PRICING OF SHARES

Net asset values for all Davis Funds are determined each business day. A business day is any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Standard Time, whichever comes first. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Debt securities purchased with a maturity of one year or less are usually valued at amortized cost. Longer-term debt securities may be valued by an independent pricing service. Securities with unavailable market quotations and other assets are valued at "fair value" as determined by the Board of Directors.

If any of the Fund's securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will generally not be reflected in the Fund's share price. The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.


TAXES

Davis Value Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the Fund's shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.


DIVIDENDS AND DISTRIBUTIONS

Davis Value Portfolio generally declares and pays dividends and short-term and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.


FINANCIAL HIGHLIGHTS

This table is designed to show you the financial performance of Davis Value Portfolio for the year 2000 and the period from July 1, 1999 (commencement of operations) through December 31, 1999, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                             DAVIS VALUE PORTFOLIO'S
                              FINANCIAL HIGHLIGHTS

[xx to be inserted prior to being declared effective]

OBTAINING ADDITIONAL INFORMATION

PRIVACY NOTICE
We may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you, or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We also may provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you, or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

FOR MORE INFORMATION
For more information about Davis Value Portfolio, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. An ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Fund's performance during the last year. A SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

The Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.


WHERE YOU CAN GET THESE DOCUMENTS:

>>   FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your
     Insurance Company or Account Representative can provide you with copies of these documents.

>>   VIA THE INTERNET. Visit the SEC web site (WWW.SEC.GOV).

>> FROM THE SEC. The SEC's Public Reference Room in Washington, D.C. For more information on the operations of the Public Reference Room, call 1-800-SEC-0330. Additional copies of ths information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


Investment Company Act File No. 811-9293

Draft 02/21/01

DAVIS FINANCIAL  PORTFOLIO

(Portfolio of Davis Variable Account Fund, Inc.)


May 1, 2001




The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

[INSIDE FRONT COVER]
This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

Davis Financial Portfolio is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                                TABLE OF CONTENTS


DAVIS FINANCIAL PORTFOLIO
         Investment Objective and Strategies
         The Davis Investment Philosophy
         Principal Risks of Investing in Davis Financial Portfolio Performance Information


DAVIS MANAGEMENT
         The Adviser and Sub-Adviser
         The Adviser's Performance History
         Adviser Compensation
         Senior Research Adviser and Founder, Portfolio Managers


OTHER INFORMATION
         Privacy Notice
         Purchase and Redemption of Shares
         Pricing of Shares
         Taxes
         Dividends and Distributions
         Financial Highlights


OBTAINING ADDITIONAL INFORMATION

DAVIS FINANCIAL PORTFOLIO


INVESTMENT OBJECTIVE AND STRATEGIES

Davis Financial Portfolio's investment objective is growth of capital. Under normal circumstances the Fund will invest at least 65% of its total assets in securities issued by companies "principally engaged" in the financial services sector. Beginning July 31, 2002 this percentage will change to 80% of its net assets plus any borrowing for investment purposes

A company is "principally engaged" in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.


THE DAVIS INVESTMENT PHILOSOPHY

Davis Financial Portfolio is managed using the Davis investment philosophy, which stresses a back-to-basics approach. We use extensive research to buy growing companies at value prices and hold on to them for the long term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the companies' true worth.

Over the years, Davis Selected Advisers, L.P., has developed a list of 10 characteristics that we believe allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all 10 characteristics, we search for those possessing:

     o   Excellent management.
     o   Managers who own stock in their own company.
     o   Strong returns on investments of its capital.
     o   A lean expense structure.
     o   A dominant or growing market share in a growing market.
     o   A proven record as an acquirer.
     o   A strong balance sheet.
     o   Products or services that are not likely to become obsolete.
     o   Successful international operations.
     o   Innovation in all aspects of operations.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit the managers at their place of business in order to gain insight into the relative value of different businesses.


PRINCIPAL RISKS OF INVESTING IN DAVIS FINANCIAL PORTFOLIO

There is a risk that you could lose all or a portion of your investment in Davis Financial Portfolio. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause Davis Financial Portfolio's performance to suffer.

>> MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the company.

>> COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which Davis Financial Portfolio invests largely determines the Fund's performance.

>> CONCENTRATED FINANCIAL SERVICES PORTFOLIO. Davis Financial Portfolio invests primarily in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector. Risks of investing in the financial services sector include:

     o REGULATORY ACTIONS. Financial services companies may suffer a setback if regulators change the rules under which they operate.

     o CHANGES IN INTEREST RATES. Unstable interest rates can have a disproportionate effect on the financial services sector.

     o CONCENTRATION OF LOANS. Financial services companies whose securities Davis Financial Portfolio purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry.

     o COMPETITION. The financial services sector has become increasingly competitive.


PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Financial Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


                            DAVIS FINANCIAL PORTFOLIO
                               ANNUAL TOTAL RETURN
                              (As of December 31st)

2000     xx%

During the period shown in the bar chart, the highest quarterly return was xx% for the xx quarter of 2000, and the worst quarterly return was xx% for the xx quarter of 2000. Year-to-date performance as of 03/31/01 (unannualized) was xx%.


                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ending December 31, 2000)


--------------------------------------------------------------------------------
                                               PAST 1 YEAR         LIFE OF FUND
                                                                   JULY 1, 1999
--------------------------------------------------------------------------------
        Davis Financial Portfolio                  Xx%                  Xx%
--------------------------------------------------------------------------------
S&P 500(R)INDEX(1)                                 Xx%                  Xx%
--------------------------------------------------------------------------------
This performance table compares the Fund's performance to that of a broad-based index.
(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

DAVIS MANAGEMENT


THE ADVISER AND SUB-ADVISER

Davis Selected Advisers, L.P. ("Adviser") serves as the investment adviser for each of the Davis Funds, including Davis Financial Portfolio. The Adviser's offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. The Adviser provides investment advice for each of the Davis Funds, manages their business affairs, and provides day-to-day administrative services. The Adviser also serves as investment adviser for other mutual funds and institutional clients.

Davis Selected Advisers-NY, Inc. ("Sub-Adviser") serves as the sub-adviser for each of the Davis Funds, including Davis Financial Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Selected Advisers, L.P. The Sub-Adviser's fee is paid by Davis Selected Advisers, not Davis Financial Portfolio.


THE ADVISER'S PERFORMANCE HISTORY

Davis Financial Portfolio was first offered to the public on July 1, 1999. However, Davis Selected Advisers has been managing accounts in similar styles for a number of years. The performance results presented in the table that follows should not be considered predictions of the future performance of Davis Financial Portfolio. DAVIS FINANCIAL PORTFOLIO'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE DAVIS FINANCIAL COMPOSITE PRESENTED AS FOLLOWS.

The Davis Financial Composite performance history includes all accounts with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Selected Advisers in managing Davis Financial Portfolio. Mutual funds and private accounts may be included in the performance history. Private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, might adversely affect the performance results.

The performance history compares the Davis Financial Composite on an annualized asset-weighted basis against the S&P 500(R) Index. Composite performance is presented net of the Fund's annual operating expenses of 1.00%. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2002. Davis Financial composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values.

The insurance company's charges would have lowered the following Composite Returns. The calculation used to measure the performance of a composite is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized unmanaged index of large capitalization stock performance.


THIS PERFORMANCE INFORMATION FOR DAVIS SELECTED ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS FINANCIAL PORTFOLIO.

DAVIS FINANCIAL COMPOSITE RETURNS VS. S&P 500(R)INDEX
(For the periods ending December 31, 2000)

--------------------------------------------------------------------------------
                                 PAST 1    PAST 3     PAST 5    SINCE JANUARY 1,
                                 YEAR      YEARS      YEARS     1992
--------------------------------------------------------------------------------
DAVIS FINANCIAL COMPOSITE        Xx%       Xx%        Xx%       Xx%
--------------------------------------------------------------------------------
S&P 500(R)INDEX                  Xx%       Xx%        Xx%       Xx%
--------------------------------------------------------------------------------
As of December 31, 2000, the composite included xx accounts with aggregate assets of $xx million.


ADVISER COMPENSATION

The Adviser's compensation for its services (based on average net assets) was 0.75%.

The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2002; after that date, there is no assurance that expenses will be capped. What the Fund's expense ratios would have been without the expense cap are discussed in the Financial Highlights table.


SENIOR RESEARCH ADVISER AND FOUNDER, PORTFOLIO MANAGERS

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Selected Advisers. He previously served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997, and served as President of the Davis Funds until March 2000. The Davis Funds are a family of mutual funds managed by the Adviser, including Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio.

CHRISTOPHER C. DAVIS has served as Portfolio Manager of Davis Financial Portfolio with Kenneth Charles Feinberg since inception of the Fund, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since October 1995. Mr. Davis served as assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September 1989 through September 1995.

KENNETH CHARLES FEINBERG has served as Portfolio Manager of Davis Financial Portfolio with Christopher C. Davis since the inception of the Fund, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since May 1997. Mr. Feinberg started with Davis Selected Advisers as a research analyst in December 1994.

OTHER INFORMATION


PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Fund's next computed net asset value after we have received an order. Life insurance companies participating in the Fund serve as our designee for receiving orders of separate accounts that invest in the Fund.

The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. If, in the future, the Fund begins making payments under the plan, then these fees would be paid out of the Fund's assets on an ongoing basis. Over time, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. Currently the Fund does not intend to make any payments under this plan.


PRICING OF SHARES

Net asset values for all Davis Funds are determined each business day. A business day is any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Standard Time, whichever comes first. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Debt securities purchased with a maturity of one year or less are usually valued at amortized cost. Longer-term debt securities may be valued by an independent pricing service. Securities with unavailable market quotations and other assets are valued at "fair value" as determined by the Board of Directors.

If any of the Fund's securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will generally not be reflected in the Fund's share price. The next asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.


TAXES

Davis Financial Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the Fund's shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.


DIVIDENDS AND DISTRIBUTIONS

Davis Financial Portfolio generally declares and pays dividends and short-term and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.


FINANCIAL HIGHLIGHTS

This table is designed to show you the financial performance of Davis Financial Portfolio for the year 2000 and the period from July 1, 1999 (commencement of operations) through December 31, 1999, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                           DAVIS FINANCIAL PORTFOLIO'S
                              FINANCIAL HIGHLIGHTS

[xx to be inserted prior to being declared effective]

OBTAINING ADDITIONAL INFORMATION

PRIVACY NOTICE
We may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you, or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We also may provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you, or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

FOR MORE INFORMATION
For more information about Davis Financial Portfolio, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. An ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Fund's performance during the last year. A SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

The Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.


WHERE YOU CAN GET THESE DOCUMENTS:

>> FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

>>   VIA THE INTERNET.  Visit the SEC web site (WWW.SEC.GOV).

>> FROM THE SEC. The SEC's Public Reference Room in Washington, D.C. For more information on the operations of the Public Reference Room, call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


Investment Company Act File No. 811-9293

Draft 02/21/01

                           DAVIS REAL ESTATE PORTFOLIO

(Portfolio of Davis Variable Account Fund, Inc.)


May 1, 2001






The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

[INSIDE FRONT COVER]
This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

Davis Real Estate Portfolio is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                                TABLE OF CONTENTS


DAVIS REAL ESTATE PORTFOLIO
         Investment Objective and Strategies
         The Davis Investment Philosophy
         Principal Risks of Investing in Davis Real Estate Portfolio Performance Information


DAVIS MANAGEMENT
         The Adviser and Sub-Adviser
         The Adviser's Performance History
         Adviser Compensation
         Senior Research Adviser and Founder, Portfolio Manager


OTHER INFORMATION
         Privacy Notice
         Purchase and Redemption of Shares
         Pricing of Shares
         Taxes
         Dividends and Distributions
         Financial Highlights


Obtaining Additional Information

DAVIS REAL ESTATE PORTFOLIO


INVESTMENT OBJECTIVE AND STRATEGIES

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. Under normal circumstances The Fund will invest at least 65% of its total assets in securities issued by companies "principally engaged" in the real estate industry. Beginning July 31, 2002 this percentage will change to 80% of its net assets plus any borrowing for investment purposes.

A company is "principally engaged" in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing, or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (known as "REITs"), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies.

Most of Davis Real Estate Portfolio's real estate securities are, and likely will continue to be, interests in REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

We concentrate heavily on valuation, looking for companies that sell at less than the present value of their expected cash flow over the next few years.

THE DAVIS INVESTMENT PHILOSOPHY

Davis Real Estate Portfolio is managed using the Davis investment philosophy, which stresses a back-to-basics approach. We use extensive research to buy growing companies at value prices and hold on to them for the long term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the companies' true worth.

Over the years, Davis Selected Advisers, L.P., has developed a list of 10 characteristics that we believe allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all 10 characteristics, we search for those possessing:

      o  Excellent management.
      o  Managers who own stock in their own company.
      o  Strong returns on investments of its capital.
      o  A lean expense structure.
      o  A dominant or growing market share in a growing market.
      o  A proven record as an acquirer.
      o  A strong balance sheet.
      o  Products or services that are not likely to become obsolete.
      o  Successful international operations.
      o  Innovation in all aspects of operations.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit the managers at their place of business in order to gain insight into the relative value of different businesses.


PRINCIPAL RISKS OF INVESTING IN DAVIS REAL ESTATE PORTFOLIO

There is a risk that you could lose all or a portion of your investment in Davis Real Estate Portfolio. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause Davis Real Estate Portfolio's performance to suffer.

>> MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

>> COMPANY RISK. The price of a common stock varies with the success and failure of the company issuing the stock. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance. Many real estate companies are small and medium capitalization companies. Investing in small and medium capitalization companies may be more risky than investing in large capitalization companies. Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

     FOCUSED PORTFOLIO RISK. The Fund is allowed to focus its investments in fewer companies than a fund which is required to diversify its portfolio. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the portfolio may be subject to greater volatility and risk and the Fund's investment performance, both good and bad, is expected to reflect the economic performance of the few companies the Fund focuses on.

>> CONCENTRATED REAL ESTATE PORTFOLIO RISK. The Fund invests primarily in one industry. Any fund that has a concentrated portfolio is particularly vulnerable to the risks of its selected industry. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including:

o Declines in property values--because of changes in the economy or the surrounding area or because a particular region has become less appealing to tenants.

o Increases in property taxes, operating expenses, interest rates, or competition.

o    Overbuilding.

o    Changes in zoning laws.

o    Losses from casualty or condemnation.


PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Real Estate Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


                           DAVIS REAL ESTATE PORTFOLIO
                               ANNUAL TOTAL RETURN
                              (As of December 31st)

2000     xx%

During the period shown in the bar chart, the highest quarterly return was xx% for the xx quarter of 2000, and the worst quarterly return was xx% for the xx quarter of 2000. Year-to-date performance as of 03/31/01 (unannualized) was xx%.


                           DAVIS REAL ESTATE PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ending December 31, 2000)


--------------------------------------------------------------------------------
                                               PAST 1 YEAR         LIFE OF FUND
                                                                   JULY 1, 1999
--------------------------------------------------------------------------------
Davis Real Estate Portfolio                        Xx%                  Xx%
--------------------------------------------------------------------------------
S&P 500(R)INDEX(1)                                 Xx%                  Xx%
--------------------------------------------------------------------------------
This performance table compares the Fund's performance to that of a broad-based index.
(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.


DAVIS MANAGEMENT


THE ADVISER AND SUB-ADVISER

Davis Selected Advisers, L.P. ("Adviser") serves as the investment adviser for each of the Davis Funds, including Davis Real Estate Portfolio. The Adviser's offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. The Adviser provides investment advice for each of the Davis Funds, manages their business affairs, and provides day-to-day administrative services. The Adviser also serves as investment adviser for other mutual funds and institutional clients.

Davis Selected Advisers-NY, Inc. ("Sub-Adviser") serves as the sub-adviser for each of the Davis Funds, including Davis Real Estate Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Selected Advisers, L.P. The Sub-Adviser's fee is paid by Davis Selected Advisers, not Davis Real Estate Portfolio.


THE ADVISER'S PERFORMANCE HISTORY

Davis Real Estate Portfolio was first offered to the public on July 1, 1999. However, Davis Selected Advisers has been managing accounts in similar styles for a number of years. The performance results presented in the table that follows should not be considered predictions of the future performance of Davis Real Estate Portfolio. DAVIS REAL ESTATE PORTFOLIO'S PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE DAVIS REAL ESTATE COMPOSITE PRESENTED AS FOLLOWS.

The Davis Real Estate Composite performance history includes all accounts with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Selected Advisers in managing Davis Real Estate Portfolio. Mutual funds and private accounts may be included in the performance history. Private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, might adversely affect the performance results.

The performance history compares the Davis Real Estate Composite on an annualized asset-weighted basis against the S&P 500(R) Index. Composite performance is presented net of the Fund's annual operating expenses of 1.00%. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2002. Davis Real Estate Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values.

The insurance company's charges would have lowered the following Composite Returns. This calculation, used to measure the performance of a composite, is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized unmanaged index of large capitalization stock performance.

THIS PERFORMANCE INFORMATION FOR DAVIS SELECTED ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS REAL ESTATE PORTFOLIO.

DAVIS REAL ESTATE COMPOSITE RETURNS VS. S&P 500(R)INDEX
(For the periods ending December 31, 2000)

--------------------------------------------------------------------------------
                                  PAST 1 YEAR    PAST 3 YEARS    PAST 5 YEARS
                                                                 SINCE
                                                                 JANUARY 1,
                                                                 1995
--------------------------------------------------------------------------------
DAVIS REAL ESTATE COMPOSITE       Xx%             Xx%            Xx%
--------------------------------------------------------------------------------
S&P 500(R)INDEX                   Xx%             Xx%            xx%
--------------------------------------------------------------------------------
As of December 31, 2000, the composite included xx accounts with aggregate assets of $xx million.


ADVISER COMPENSATION

The Adviser's compensation for its services (based on average net assets) was 0.75%.

The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2002; after that date, there is no assurance that expenses will be capped. What the Fund's expense ratios would have been without the expense cap are discussed in the Financial Highlights table.


SENIOR RESEARCH ADVISER AND FOUNDER, PORTFOLIO MANAGER

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Selected Advisers. He previously served as Davis New York Venture Fund's Portfolio Manager from February 1997 and served as President of the Davis Funds until March 2000. The Davis Funds are a family of mutual funds managed by the Adviser, including Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio.

ANDREW A. DAVIS has served as Portfolio Manager of Davis Real Estate Portfolio since its inception, July 1, 1999, and also manages other Davis equity funds. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since January 1994.

OTHER INFORMATION


PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Fund's next computed net asset value after we have received an order. Life insurance companies participating in the Fund serve as our designee for receiving orders of separate accounts that invest in the Fund.

The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. If, in the future, the Fund begins making payments under the plan, then these fees would be paid out of the Fund's assets on an ongoing basis. Over time, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. Currently the Fund does not intend to make any payments under this plan.


PRICING OF SHARES

Net asset values for all Davis Funds are determined each business day. A business day is any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Standard Time, whichever comes first. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Debt securities purchased with a maturity of one year or less are usually valued at amortized cost. Longer-term debt securities may be valued by an independent pricing service. Securities with unavailable market quotations and other assets are valued at "fair value" as determined by the Board of Directors.

If any of the Fund's securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will generally not be reflected in the Fund's share price. The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund's shares even if there has not been any change in the foreign currency price of the Fund's investments.


TAXES

Davis Real Estate Portfolio has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the Fund's shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.

DIVIDENDS AND DISTRIBUTIONS

Davis Real Estate Portfolio generally declares and pays dividends quarterly, and short-term and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.



FINANCIAL HIGHLIGHTS

This table is designed to show you the financial performance of Davis Real Estate Portfolio for the year 2000 and the period from July 1, 1999 (commencement of operations) through December 31, 1999, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                          DAVIS REAL ESTATE PORTFOLIO'S
                              FINANCIAL HIGHLIGHTS

[xx to be inserted prior to being declared effective]



OBTAINING ADDITIONAL INFORMATION

PRIVACY NOTICE
We may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you, or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We also may provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you, or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

FOR MORE INFORMATION
For more information about Davis Real Estate Portfolio, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. An ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Fund's performance during the last year. A SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

The Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

>> FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

>>   VIA THE INTERNET. Visit the SEC web site (WWW.SEC.GOV).

>> FROM THE SEC. The SEC's Public Reference Room in Washington, D.C. For more information on the operations of the Public Reference Room call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


Investment Company Act File No. 811-9293

Draft 02/21/01

DAVIS VALUE PORTFOLIO
DAVIS FINANCIAL PORTFOLIO
DAVIS REAL ESTATE PORTFOLIO

(Portfolios of Davis Variable Account Fund, Inc.)


May 1, 2001







The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

[INSIDE FRONT COVER]
This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

These Funds are sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

Shares of these Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                                TABLE OF CONTENTS

DAVIS VALUE PORTFOLIO
         Investment Objective and Strategies
         Principal Risks of Investing in Davis Value Portfolio
         Performance Information


DAVIS FINANCIAL PORTFOLIO
         Investment Objective and Strategies
         Principal Risks of Investing in Davis Financial Portfolio Performance Information


DAVIS REAL ESTATE PORTFOLIO
         Investment Objective and Strategies
         Principal Risks of Investing in Davis Real Estate Portfolio Performance Information


DAVIS MANAGEMENT
         The Adviser and Sub-Adviser
         The Davis Investment Philosophy
         The Adviser's Performance History
         Adviser Compensation
         Senior Research Adviser and Founder, Portfolio Managers


OTHER INFORMATION
         Privacy  Notice
         Purchase and Redemption of Shares
         Pricing of Shares
         Taxes
         Dividends and Distributions
         Financial Highlights


OBTAINING ADDITIONAL INFORMATION

DAVIS VALUE PORTFOLIO


INVESTMENT OBJECTIVE AND STRATEGIES

Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion, which we believe are of high quality and whose shares are selling at attractive prices. We select stocks with the intention of holding them for the long term. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.

You can find more detailed information about our investment philosophy in the section called THE DAVIS INVESTMENT PHILOSOPHY.


PRINCIPAL RISKS OF INVESTING IN DAVIS VALUE PORTFOLIO

There is a risk that you could lose all or a portion of your investment in Davis Value Portfolio. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause Davis Value Portfolio's performance to suffer.

>> MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the company.

>> COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which Davis Value Portfolio invests largely determines the Fund's performance.


PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Value Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


                              DAVIS VALUE PORTFOLIO
                               ANNUAL TOTAL RETURN
                              (As of December 31st)

2000     xx%

During the period shown in the bar chart, the highest quarterly return was xx% for the xx quarter of 2000, and the worst quarterly return was xx% for the xx quarter of 2000. Year-to-date performance as of 03/31/01 (unannualized) was xx%.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ending December 31, 2000)


--------------------------------------------------------------------------------
                                               PAST 1 YEAR         LIFE OF FUND
                                                                   JULY 1, 1999
--------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO                              Xx%                  Xx%
--------------------------------------------------------------------------------
S&P 500(R)INDEX(1)                                 Xx%                  Xx%
--------------------------------------------------------------------------------
This performance table compares the Fund's performance to that of a broad-based index.
(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

DAVIS FINANCIAL PORTFOLIO

INVESTMENT OBJECTIVE AND STRATEGIES

Davis Financial Portfolio's investment objective is growth of capital. Under normal circumstances the Fund will invest at least 65% of its total assets in securities issued by companies "principally engaged" in the financial services sector. Beginning July 31, 2002 this percentage will change to 80% of its net assets plus any borrowing for investment purposes

A company is "principally engaged" in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

The Adviser uses the Davis investment philosophy to select common stock of quality, overlooked, growth companies at value prices and hold them for the long term. Intensive research allows us to identify financial companies we believe to be of high quality whose shares are selling at attractive prices. We believe that managing risk is the key to delivering superior long-term investment results; therefore, we consider how much could potentially be lost on an investment before considering how much might be gained.

You can find more detailed information about our investment philosophy in the section called THE DAVIS INVESTMENT PHILOSOPHY.


PRINCIPAL RISKS OF INVESTING IN DAVIS FINANCIAL PORTFOLIO

There is a risk that you could lose all or a portion of your investment in Davis Financial Portfolio. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause Davis Financial Portfolio's performance to suffer.

>> MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the company.

>> COMPANY RISK. The price of a common stock varies with the success and failure of its issuer. As a result, the success of the companies in which Davis Financial Portfolio invests largely determines the Fund's performance.

>> CONCENTRATED FINANCIAL SERVICES PORTFOLIO. Davis Financial Portfolio invests primarily in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector. Risks of investing in the financial services sector include:

     o REGULATORY ACTIONS. Financial services companies may suffer a setback if regulators change the rules under which they operate.

     o CHANGES IN INTEREST RATES. Unstable interest rates can have a disproportionate effect on the financial services sector.

     o CONCENTRATION OF LOANS. Financial services companies whose securities Davis Financial Portfolio purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry.

     o COMPETITION. The financial services sector has become increasingly competitive.


PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Financial Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


                            DAVIS FINANCIAL PORTFOLIO
                               ANNUAL TOTAL RETURN
                              (As of December 31st)

2000     xx%

During the period shown in the bar chart, the highest quarterly return was xx% for the xx quarter of 2000, and the worst quarterly return was xx% for the xx quarter of 2000. Year-to-date performance as of 03/31/01 (unannualized) was xx%.


                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ending December 31, 2000)


--------------------------------------------------------------------------------
                                               PAST 1 YEAR         LIFE OF FUND
                                                                   JULY 1, 1999
--------------------------------------------------------------------------------
DAVIS FINANCIAL PORTFOLIO                          Xx%                  Xx%
--------------------------------------------------------------------------------
S&P 500(R)INDEX(1)                                 Xx%                  Xx%
--------------------------------------------------------------------------------
This performance table compares the Fund's performance to that of a broad-based index.
(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

DAVIS REAL ESTATE PORTFOLIO


INVESTMENT OBJECTIVE AND STRATEGIES

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. Under normal circumstances The Fund will invest at least 65% of its total assets in securities issued by companies "principally engaged" in the real estate industry. Beginning July 31, 2002 this percentage will change to 80% of its net assets plus any borrowing for investment purposes.

A company is "principally engaged" in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing, or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (known as "REITs"), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies.

Most of Davis Real Estate Portfolio's real estate securities are, and likely will continue to be, interests in REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

Our portfolio manager uses the Davis investment philosophy to select common stock of quality, overlooked, growth companies at value prices and to hold them for the long term. Davis Real Estate Portfolio focuses on REITs and other companies with first-class management teams who view real estate as a means of producing steady increases in income and strong returns on capital. We concentrate heavily on valuation, looking for companies that sell at less than the present value of their expected cash flow over the next few years.


You can find more detailed information about our investment philosophy in the section called THE DAVIS INVESTMENT PHILOSOPHY.


PRINCIPAL RISKS OF INVESTING IN DAVIS REAL ESTATE PORTFOLIO

There is a risk that you could lose all or a portion of your investment in Davis Real Estate Portfolio. The value of your investment in the Fund will vary with the prices of the securities in which the Fund invests. This section describes what we think are the most significant factors that can cause Davis Real Estate Portfolio's performance to suffer.

>> MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

>> COMPANY RISK. The price of a common stock varies with the success and failure of the company issuing the stock. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance. Many real estate companies are small and medium capitalization companies. Investing in small and medium capitalization companies may be more risky than investing in large capitalization companies. Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

     FOCUSED PORTFOLIO RISK. The Fund is allowed to focus its investments in fewer companies than a fund which is required to diversify its portfolio. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the portfolio may be subject to greater volatility and risk and the Fund's investment performance, both good and bad, is expected to reflect the economic performance of the few companies the Fund focuses on.

>> CONCENTRATED REAL ESTATE PORTFOLIO RISK. The Fund invests primarily in one industry. Any fund that has a concentrated portfolio is particularly vulnerable to the risks of its selected industry. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including:
o Declines in property values--because of changes in the economy or the surrounding area or because a particular region has become less appealing to tenants.

o Increases in property taxes, operating expenses, interest rates, or competition.

o    Overbuilding.

o    Changes in zoning laws.

o    Losses from casualty or condemnation.


PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in Davis Real Estate Portfolio. The Fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


                           DAVIS REAL ESTATE PORTFOLIO
                               ANNUAL TOTAL RETURN
                              (As of December 31st)

2000     xx%

During the period shown in the bar chart, the highest quarterly return was xx% for the xx quarter of 2000, and the worst quarterly return was xx% for the xx quarter of 2000. Year-to-date performance as of 03/31/01 (unannualized) was xx%.



                           DAVIS REAL ESTATE PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ending December 31, 2000)


--------------------------------------------------------------------------------
                                               PAST 1 YEAR         LIFE OF FUND
                                                                   JULY 1, 1999
--------------------------------------------------------------------------------
DAVIS REAL ESTATE PORTFOLIO                        Xx%                  Xx%
--------------------------------------------------------------------------------
S&P 500(R)INDEX(1)                                 Xx%                  Xx%
--------------------------------------------------------------------------------
This performance table compares the Fund's performance to that of a broad-based index.
(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

DAVIS MANAGEMENT

THE ADVISER AND SUB-ADVISER

Davis Selected Advisers, L.P. ("Adviser") serves as the investment adviser for each of the Davis Funds, including Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio. The Adviser's offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. The Adviser provides investment advice for each of the Davis Funds, manages their business affairs, and provides day-to-day administrative services. The Adviser also serves as investment adviser for other mutual funds and institutional clients.

Davis Selected Advisers-NY, Inc. ("Sub-Adviser") serves as the sub-adviser for each of the Davis Funds, including Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio. The Sub-Adviser's offices are located at 609 Fifth Avenue, New York, New York 10017. The Sub-Adviser provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Selected Advisers, L.P. The Sub-Adviser's fee is paid by Davis Selected Advisers, not the Funds.


THE DAVIS INVESTMENT PHILOSOPHY

Each of the Davis Funds is managed using the Davis investment philosophy, which stresses a back-to-basics approach. We use extensive research to buy growing companies at value prices and hold on to them for the long term. We look for companies with sustainable growth rates selling at modest price-earnings multiples that we hope will expand as other investors recognize the companies' true worth.

Over the years, Davis Selected Advisers, L.P., has developed a list of 10 characteristics that we believe allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all 10 characteristics, we search for those possessing:

      o  Excellent management.
      o  Managers who own stock in their own company.
      o  Strong returns on investments of its capital.
      o  A lean expense structure.
      o  A dominant or growing market share in a growing market.
      o  A proven record as an acquirer.
      o  A strong balance sheet.
      o  Products or services that are not likely to become obsolete.
      o  Successful international operations.
      o  Innovation in all aspects of operations.

We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit the managers at their places of business in order to gain insight into the relative value of different businesses.

THE ADVISER'S PERFORMANCE HISTORY

Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were first offered to the public on July 1, 1999. However, Davis Selected Advisers has been managing accounts in similar styles for a number of years. The performance results presented in the tables that follow should not be considered predictions of the future performance of the Funds. THE FUNDS' PERFORMANCE MAY BE EITHER HIGHER OR LOWER THAN THE COMPOSITES PRESENTED AS FOLLOWS.

The performance histories presented as follows for Davis Large Cap Equity Composite, Davis Financial Composite, and Davis Real Estate Composite include all accounts with investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Selected Advisers in managing the Davis Value Portfolio, Davis Financial Portfolio, or
Davis Real Estate Portfolio, respectively. Mutual funds and private accounts also may be included in the performance histories. Private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, might adversely affect the performance results.

The performance histories compare the Davis Large Cap Equity Composite, Davis Financial Composite, and Davis Real Estate Composite on an annualized asset-weighted basis against the S&P 500(R) Index. Composite performance is presented net of the Funds' annual operating expenses of 1.00%. The Adviser is contractually committed to waive fees and/or reimburse the Funds' expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2002. Each Composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values.

The insurance company's charges would have lowered the following Composite Returns. The calculation used to measure the performance of a composite is different from the standardized SEC method used to measure the performance of a single mutual fund. The S&P 500(R) Index is a widely recognized unmanaged index of large capitalization stock performance.

THIS PERFORMANCE INFORMATION FOR DAVIS SELECTED ADVISERS DOES NOT REPRESENT THE PERFORMANCE OF DAVIS VALUE PORTFOLIO, DAVIS FINANCIAL PORTFOLIO, OR DAVIS REAL ESTATE PORTFOLIO.

DAVIS LARGE CAP EQUITY COMPOSITE RETURNS VS. S&P 500(R) INDEX
(For the periods ending December 31, 2000)




-------------------------------------------------------------------------------------------------------------
                                  PAST 1 YEAR       PAST 5 YEARS       PAST 10 YEARS       SINCE JANUARY 1,
                                                                                           1970
-------------------------------------------------------------------------------------------------------------
DAVIS LARGE CAP EQUITY COMPOSITE   Xx%               Xx%                Xx%                 Xx%
-------------------------------------------------------------------------------------------------------------
S&P 500(R)INDEX                    Xx%               Xx%                Xx%                 Xx%
-------------------------------------------------------------------------------------------------------------
As of December 31, 2000, the composite included xx accounts with aggregate assets of $xx billion.

DAVIS FINANCIAL COMPOSITE RETURNS VS. S&P 500(R) INDEX
(For the periods ending December 31, 2000)

-------------------------------------------------------------------------------------------------------------
                                  PAST 1 YEAR       PAST 3 YEARS       PAST 5 YEARS        SINCE JANUARY 1,
                                                                                           1970
-------------------------------------------------------------------------------------------------------------
DAVIS FINANCIAL COMPOSITE          Xx%               Xx%                Xx%                 Xx%
-------------------------------------------------------------------------------------------------------------
S&P 500(R)INDEX                    Xx%               Xx%                Xx%                 Xx%
-------------------------------------------------------------------------------------------------------------

As of December 31, 2000, the composite included xx accounts with aggregate assets of approximately $xx million.

DAVIS REAL ESTATE COMPOSITE RETURNS VS. S&P 500(R) INDEX
(For the periods ending December 31, 2000)

----------------------------------------------------------------------------------------
                                 PAST 1 YEAR      PAST 3 YEARS       SINCE JANUARY 1,
                                                                     1995
----------------------------------------------------------------------------------------
DAVIS REAL ESTATE COMPOSITE       Xx%             Xx%                  Xx%
----------------------------------------------------------------------------------------
S&P 500(R)INDEX                   Xx%              Xx%                Xx%
----------------------------------------------------------------------------------------

As of December 31, 2000, the Davis Real Estate Composite included xx accounts with aggregate assets of $xx million.

ADVISER COMPENSATION

The Adviser's compensation for its services (based on average net assets) was as follows:

         Davis Value Portfolio              0.75%
         Davis Financial Portfolio          0.75%
         Davis Real Estate Portfolio        0.75%

The Adviser is contractually committed to waive fees and/or reimburse the Funds' expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2002; after that date, there is no assurance that expenses will be capped. What the Funds' expense ratios would have been without the expense cap are discussed in the Financial Highlights table.

SENIOR RESEARCH ADVISER AND FOUNDER, PORTFOLIO MANAGERS

SHELBY M.C. DAVIS serves as Senior Research Adviser and Founder of Davis Selected Advisers. He previously served as Davis New York Venture Fund's Portfolio Manager from its inception until February 1997 and served as President of the Davis Funds until March 2000. The Davis Funds are a family of mutual funds managed by the Adviser, including the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio.

CHRISTOPHER C. DAVIS has served as Portfolio Manager of Davis Value Portfolio and Davis Financial Portfolio with Kenneth Charles Feinberg since inception of the Funds, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since October 1995. Mr. Davis served as Assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September 1989 through September 1995.

KENNETH CHARLES FEINBERG has served as Portfolio Manager of Davis Value Portfolio and Davis Financial Portfolio with Christopher C. Davis since the inception of the Funds, July 1, 1999, and also manages other equity funds advised by Davis Selected Advisers. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since May 1997. Mr. Feinberg started with Davis Selected Advisers as a research analyst in December 1994.

ANDREW A. DAVIS has served as Portfolio Manager of Davis Real Estate Portfolio since its inception, July 1, 1999, and also manages other Davis equity funds. He has served as Portfolio Manager of various equity funds managed by Davis Selected Advisers since January 1994.


OTHER INFORMATION


PURCHASE AND REDEMPTION OF SHARES

We ordinarily effect orders to purchase and redeem shares at the Funds' next computed net asset value after we have received an order. Life insurance companies participating in the Funds serve as our designee for receiving orders of separate accounts that invest in the Funds.

The Funds have adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. If, in the future, the Funds begin making payments under the plan, then these fees would be paid out of the Funds' assets on an ongoing basis. Over time, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. Currently the Funds do not intend to make any payments under this plan.

PRICING OF SHARES

Net asset values for all Davis Funds are determined each business day. A business day is any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Standard Time, whichever comes first. Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Debt securities purchased with a maturity of one year or less are usually valued at amortized cost. Longer-term debt securities may be valued by an independent pricing service. Securities with unavailable market quotations and other assets are valued at "fair value" as determined by the Board of Directors.

If any of the Funds' securities are traded in markets that close at different times, events affecting portfolio values that occur between the time their prices are determined and the time the Funds' shares are priced will generally not be reflected in the Funds' share prices. The net asset value of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares.

The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank and Trust Company, our custodian bank. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Funds' shares even if there has not been any change in the foreign currency price of the Funds' investments.


TAXES

Each of the Funds have elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Funds continue to qualify as regulated investment companies and comply with the appropriate provisions of the Code, they will pay no federal income taxes on the amounts they distribute.

Because the Funds' shareholders are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included herein. For information about the federal income tax consequences of purchasing the contracts, see the prospectus for your contract.


DIVIDENDS AND DISTRIBUTIONS

Davis Value Portfolio and Davis Financial Portfolio generally declare and pay dividends and short-term and long-term capital gains, if any, annually. Davis Real Estate Portfolio generally declares and pays dividends quarterly, and short-term and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Funds.


FINANCIAL HIGHLIGHTS

These tables are designed to show you the financial performance of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio for the year 2000 and the period from July 1, 1999 (commencement of operations) through December 31, 1999, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share.

The information has been audited by KPMG LLP. KPMG LLP's report, along with the Funds' financial statements, is included in the annual report, which is available upon request.

                        DAVIS VARIABLE ACCOUNT FUND, INC.
                              FINANCIAL HIGHLIGHTS

[xx to be inserted prior to being declared effective]

OBTAINING ADDITIONAL INFORMATION

PRIVACY NOTICE
We may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you, or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We also may provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you, or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

FOR MORE INFORMATION
For more information about the Funds, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Funds and their management and operations. An ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected the Funds' performance during the last year. A SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

The Funds' Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.


WHERE YOU CAN GET THESE DOCUMENTS:

o FROM YOUR INSURANCE COMPANY OR YOUR ACCOUNT REPRESENTATIVE. Your Insurance Company or Account Representative can provide you with copies of these documents.

o    VIA THE INTERNET. Visit the SEC web site (WWW.SEC.GOV).

o FROM THE SEC. The SEC's Public Reference Room in Washington, D.C. For more information on the operations of the Public Reference Room, call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


Investment Company Act File No. 811-9293

Draft 02/21/01
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2001


                             DAVIS VALUE PORTFOLIO,
                           DAVIS FINANCIAL PORTFOLIO,
                                       AND
                           DAVIS REAL ESTATE PORTFOLIO

                                     PART OF
                        DAVIS VARIABLE ACCOUNT FUND, INC.
                        2949 EAST ELVIRA ROAD, SUITE 101
                              TUCSON, ARIZONA 85706
                                 1-800-279-0279


THE FUNDS ARE SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR EACH FUND DATED MAY 1, 2001. THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES THE PROSPECTUS BY REFERENCE. THE PROSPECTUSES MAY BE OBTAINED FROM INSURANCE COMPANIES INVESTING IN THE FUND.

THE FUNDS' MOST RECENT ANNUAL REPORT AND SEMI-ANNUAL REPORT TO SHAREHOLDERS ARE SEPARATE DOCUMENTS SUPPLIED WITH THIS STATEMENT OF ADDITIONAL INFORMATION. THE ANNUAL REPORT, ACCOMPANYING NOTES AND REPORT OF INDEPENDENT AUDITORS APPEARING IN THE ANNUAL REPORT ARE INCORPORATED BY REFERENCE IN THIS STATEMENT OF ADDITIONAL INFORMATION.

                                TABLE OF CONTENTS

                                                                        PAGE

Section I: Investment Strategies and Restrictions .........................4
--------------------------------------------------

       Investment Objective and Policies...................................4
       Portfolio Securities................................................4

              Equity Securities
              Financial Services  Sector
              Foreign Investments
              Real Estate Securities and REITs
              Bonds & Other Debt Securities

       Other Investment Policies...........................................8
       Portfolio Transactions ............................................11
       Investment Restrictions............................................12


Section II: Key Persons...................................................14
-----------------------

       Organization of the Company........................................14
       Directors and Officers.............................................15
       Directors' Compensation Schedule...................................16
       Certain Shareholders of the Funds..................................17
       Investment Advisory Services.......................................18
       Administrative and Service Fees....................................19
       Distribution of Company Shares.....................................19
       Other Important Service Providers..................................19


Section III: General Information..........................................21
--------------------------------

       Determining the Price of Shares....................................21
       Federal Income Taxes...............................................21
       Performance Data...................................................22

Section I: Investment Strategies and Restrictions
-------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES


DAVIS VALUE PORTFOLIO. The investment objective of Davis Value Portfolio is growth of capital. Under normal circumstances the Fund invests principally in common stocks and other equity securities of common stocks of companies with large capitalizations of at least $5 billion. The Fund's principal risks are the risk of price fluctuations reflecting both market evaluations of the businesses involved, and general changes in the equity markets. The Fund invests primarily in U.S. companies buy may invest in foreign securities and attempt to reduce currency fluctuation risks by engaging in related hedging transactions.

DAVIS FINANCIAL PORTFOLIO. The investment objective of Davis Financial Portfolio is growth of capital. Under normal circumstances the Fund will invest at least 65% of its total assets in securities issued by companies in the financial services sector. Beginning July 31, 2002 this percentage will change to 80% of its net assets plus any borrowing for investment purposes The Fund's principal risks are market risk, company risk, and concentration risk. While not a principal investment strategy, the Fund may invest in smaller capitalization companies and in foreign securities and may attempt to reduce currency fluctuation risks by engaging in related hedging transactions.

DAVIS REAL ESTATE PORTFOLIO. The investment objective of Davis Real Estate Portfolio is total return through a combination of growth and income. Under normal circumstances the Fund will invest at least 65% of its total assets in securities issued by companies in the real estate industry. Beginning July 31, 2002 this percentage will change to 80% of its net assets plus any borrowing for investment purposes. The Fund's principal risks are market risk, company risk, focused (undiversified portfolio) risk, and concentration risk. The Fund may invest in small capitalization companies, foreign securities and may attempt to reduce currency fluctuation risk by engaging in related heding transactions, and in high-yield, high-risk debt securities.

An investment in the Funds may not be appropriate for all investors, and short-term investing is discouraged.


                              PORTFOLIO SECURITIES

The principal securities in which the Funds invest are described below.

EQUITY SECURITIES. Each of the Funds invests primarily in equity securities. Equity securities represent an ownership position in a company. These securities may include, without limitation, common stocks, preferred stocks, and securities with equity conversion or purchase rights. The Funds usually purchase common stock. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The Funds' results will be related to the overall market for these securities. There is no limit on the percentage of its assets which the Funds may invest in equity securities.

Davis Value Portfolio and Davis Financial Portfolio predominantly invest in the common stock of companies with market capitalizations of at least $5 billion. The Funds may also invest in issues with smaller capitalizations. The equity of smaller companies is subject to additional risks. Smaller companies are usually less established and less diversified than larger companies, and have fewer resources available to take advantage of opportunities or overcome challenges.

Davis Financial Fund and Davis Real Estate Fund concentrate their investments in specific industries. This concentration is expected to cause the performance of these funds to be closely tied to the performance of the industries in which they concentrate.

Primary Risks. Events which have a negative impact on a business will probably be reflected in a decline in their equity securities. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, are likely to decline in value.

FINANCIAL SERVICES SECTOR. Under normal circumstances Davis Financial Portfolio concentrates it investments in obligations of domestic and foreign companies in the financial services sector. Davis Value Portfolio may also invest a significant portion of its assets in the financial services sector if the Adviser believes that such investments will contribute to the Fund's investment objectives.

 A company is "principally engaged" in financial services if it owns financial services related assets constituting at least 50% of the total value of its assets, or if at least 50% of its revenues are derived from its provision of financial services. The financial services sector consists of several different industries which behave differently in different economic and market environments, for example, banking, insurance, and securities brokerage houses. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.


Primary Risks. Due to the wide variety of companies in the financial services sector, they react in many different ways to changes in economic and market conditions,

Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy), and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings), and failures of reinsurance carriers.

Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Other Considerations. Regulations of the Securities and Exchange Commission limit investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business. The Competitive Equality Banking Act of 1987 requires that with respect to at least 75% of the total assets of any fund investing in bank securities, no more than 5% of total assets may be invested in a single issuer. The Fund intends to comply with these restrictions.

REAL ESTATE SECURITIES, INCLUDING REITS. Under normal circumstances Davis Real Estate Portfolio concentrates its investments in real estate securities including REITs. The other Davis Funds may also invest a portion of their assets in real estate securities including REITs if the Adviser believes that such investments will contribute to the Funds' investment objectives.

Real estate securities are issued by companies which have at least 50% of the value of their assets, gross income, or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. None of the Funds invest directly in real estate. Real estate companies include real estate investment trusts ("REITs"), or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. REITs pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income, and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Primary Risks. Real estate securities including REITs are subject to risks associated with the direct ownership of real estate. The Funds also could be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, may not be diversified, and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and failing to maintain exemption from registration under the Investment Company Act of 1940 ("1940 Act"). Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. By investing in REITs indirectly through the Funds, a shareholder will bear not only his proportionate share of the expense of the Fund, but also, indirectly, similar expenses of the REITs, including compensation of management. Some real estate securities may be rated less than investment-grade by rating services. Such securities may be subject to the risks of high-yield, high-risk securities discussed below.


FOREIGN INVESTMENTS. While not primary investments, each of the Funds may invest in foreign securities. Foreign securities are either issued by foreign companies or are principally traded in foreign markets ("foreign securities"). Foreign securities include equity securities, real estate securities, convertible securities, and bonds. Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets, through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") covering such securities, and through U.S.-registered investment companies investing primarily in foreign securities. When the Funds invest in foreign securities, their operating expenses are likely to be higher than that of an investment company investing exclusively in U.S. securities, since the custodial and certain other expenses are expected to be higher.

Primary Risks. Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as by other factors that affect securities prices. There is generally less publicly available information about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. Foreign securities and markets may also be affected by political and economic instabilities, and may be more volatile and less liquid than domestic securities and markets. Investment risks may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion, and other relevant indicators. The Funds may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes only.

BONDS AND OTHER DEBT SECURITIES. While not primary investments, each of the Funds may invest in bonds and other debt securities to increase current income or to diversify their investment portfolios. The U.S. government, corporations, and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity.

Primary Risks. Bonds and other debt securities are generally subject to credit risk and interest rate risk. While debt securities issued by the U.S. Treasury are generally considered free of credit risk, debt issued by agencies and corporations all entail some level of credit risk. Investment grade debt securities have less credit risk than do high yield, high risk debt securities. Credit risk is described more fully in the section entitled "High-Yield, High-Risk Debt Securities."

Bonds and other debt securities are generally interest rate-sensitive. During periods of falling interest rates, the value of debt securities held by the Funds generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

HIGH-YIELD, HIGH-RISK DEBT SECURITIES. The real estate securities, convertible securities, bonds, and other debt securities in which the Funds may invest may include high-yield, high-risk debt securities rated BB or lower by Standard & Poor's Corporation ("S&P"), or Ba or lower by Moody's Investors Service ("Moody's") or unrated securities. Securities rated BB or lower by S&P, and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include D-rated securities of issuers in default. Ratings assigned by credit agencies do not evaluate market risks. The Adviser considers the ratings assigned by S&P or Moody's as one of several factors in its independent credit analysis of issuers. A brief description of the quality ratings of these two services is contained in the section entitled "Quality Ratings of Debt Securities."

Davis Real Estate Portfolio will not purchase securities rated BB or Ba or lower if the debt securities are in default at the time of purchase, or if such purchase would then cause 30% or more of the Fund's net assets to be invested in such lower-rated debt securities. Davis Value Portfolio and Davis Financial Portfolio generally restrict investments in high-yield, high-risk debt securities to 5% of the Fund's net assets or less. Some preferred stocks are assigned credit ratings by Standard & Poor's, Moody's and other third party rating services. For the purposes of these investment limitations, only debt securities are considered. If market action should cause high-yield, high-risk debt securities to represent more than the above stated limit of a Fund's net assets, then the Fund's portfolio manager will take advantage of market opportunities to reduce the Fund's investment in high-yield, high-risk debt securities in an orderly fashion until they represent less than or equal to the stated limit of the Fund's net assets. The Fund's portfolio manager will not be required to dump high-yield, high-risk securities on the market at fire sale prices.

Primary Risks. While likely to have some quality and protective characteristics, high-yield, high-risk debt securities, whether or not convertible into common stock, usually involve increased risk as to payment of principal and interest. Issuers of such securities may be highly leveraged and may not have available to them traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

High-yield, high-risk debt securities are subject to greater price volatility than higher-rated securities, tend to decline in price more steeply than higher-rated securities in periods of economic difficulty or accelerating interest rates, and are subject to greater risk of non-payment in adverse economic times. There may be a thin trading market for such securities. This may have an adverse impact on market price and the ability of the Funds to dispose of particular issues and may cause the Funds to incur special securities registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Unexpected net redemptions may force the Funds to sell high-yield, high-risk debt securities without regard to investment merit, thereby possibly reducing return rates. Such securities may be subject to redemptions or call provisions which, if exercised when investment rates are declining, could result in the replacement of such securities with lower-yielding securities, resulting in a decreased return. To the extent that the Funds invest in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Funds may have taxable interest income in excess of the cash actually received on these issues. In order to avoid taxation, the Funds may have to sell portfolio securities to meet taxable distribution requirements.

The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic and industry conditions than are higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis regarding individual lower-rated bonds, and the high-yield, high-risk market may depress the prices for such securities. If the negative factors such as the aforementioned adversely impact the market value of high-yield, high-risk securities, net asset value will be adversely affected.

The high-yield, high-risk bond market comprised a small piece of the general bond market until the middle 1980's when issuance increased dramatically. Since that time, the high-yield, high-risk bond market has rarely been tested in a recessionary environment. During economic downturns prices of high-yield, high-risk bonds declined and defaults rose. Future economic downturns and/or significant increases in interest rates are likely to have a negative effect on the high-yield, high-risk bond market, and consequently on the value of these bonds, as well as increase the incidence of defaults on such bonds. High-yield, high-risk bonds may be issued in a variety of circumstances. Some of the more common circumstances are issuance by corporations in the growth stage of their development, in connection with a corporate reorganization or as part of a corporate takeover.

The Funds may have difficulty disposing of certain high-yield, high-risk bonds because there may be a thin trading market for such bonds. Because not all dealers maintain markets in all high-yield, high-risk bonds, the Funds anticipate that such bonds could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on market price and the ability to dispose of particular issues, and may also make it more difficult to obtain accurate market quotations or valuations for purposes of valuing the Funds' assets. Market quotations generally are available on many high-yield issues only from a limited number of dealers and may not necessarily represent firm bid prices of such dealers or prices for actual sales. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of high-yield, high-risk bonds regardless of a fundamental analysis of the investment merits of such bonds. To the extent that the Funds purchase illiquid or restricted bonds, they may incur special securities registration responsibilities, liabilities and costs, and liquidity and valuation difficulties relating to such bonds.

Bonds may be subject to redemption or call provisions. If an issuer exercises these provisions when investment rates are declining, the Funds will be likely to replace such bonds with lower-yielding bonds, resulting in a decreased return. Zero coupon, pay-in-kind and deferred interest bonds involve additional special considerations. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically, and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently, having similar maturities, and credit quality. Pay-in-kind bonds pay interest in the form of other securities rather than cash. Deferred interest bonds defer the payment of interest to a later date. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds which pay interest in cash throughout the period to maturity, the Funds will realize no cash until the cash payment date unless a portion of such securities are sold. There is no assurance of the value or the liquidity of securities received from pay-in-kind bonds. If the issuer defaults, the Funds may obtain no return at all on their investment. To the extent that the Funds invest in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Funds may have taxable interest income in excess of the cash actually received on these issues. In order to distribute such income to avoid taxation, the Funds may have to sell portfolio securities to meet its taxable distribution requirements under circumstances that could be adverse.

Federal tax legislation limits the tax advantages of issuing certain high-yield, high-risk bonds. This could have a materially adverse effect on the market for high-yield, high-risk bonds.

                            OTHER INVESTMENT POLICIES

The composition of the Funds' portfolios and the techniques and strategies that the Adviser uses in selecting portfolio securities will vary over time. The Funds are not required to use all of the investment techniques and strategies described below in seeking their investment objectives. They may use some of the investment techniques and strategies at some times or not at all.

TEMPORARY DEFENSIVE INVESTMENTS. For defensive purposes or to accommodate inflows of cash awaiting more permanent investment, the Funds may temporarily and without limitation hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements. The Funds may also invest in other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) which themselves primarily invest in temporary defensive investments. Investments in other investment companies are limited by the 1940 Act.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original owner at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount, which is unrelated to the coupon rate or maturity of the purchased security. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Funds seek to enforce their rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing their rights.

The Funds will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Funds may enter into tri-party repurchase agreements in which a third party custodian bank ensures the timely and accurate exchange of cash and collateral. The majority of these transactions run from day to day and delivery pursuant to the resale typically occurs within one to seven days of the purchase. The Funds normally will not enter into repurchase agreements maturing in more than seven days and would treat any such repurchase agreements as illiquid securities.

HEDGING FOREIGN CURRENCY RISKS. To attempt to reduce exposure to currency fluctuations, the Funds may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. These techniques are not always effective and their use may expose the Funds to other risks, such as liquidity and counterparty risk. The Adviser or Sub-Adviser exercises its professional judgement as to whether the reduction in currency risk justifies the expense and exposure to liquidity and counterparty risk. In past years, the Adviser and Sub-Adviser have typically not used these techniques to any significant extent. These techniques may be used to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Funds and to hedge a currency risk involved in an anticipated purchase of foreign securities. Cross-hedging also may be utilized, that is, entering into a hedge transaction with respect to a foreign currency different from the one in which a trade is to be made or in which a portfolio security is principally traded. There is no limitation on the amount of assets that may be committed to currency hedging. However, the Funds will not engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts to exceed 5% of the value of their total assets (excluding in calculating such 5% any in-the-money amount of any option). Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Adviser's or the Sub-Adviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved or losses may be realized and thus the Funds could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. Unanticipated changes in currency prices may result in poorer overall performance for the Funds than if they had not entered into such contracts. When taking a position in an anticipatory hedge (when the Funds purchase a futures contract or other similar instrument to gain market exposure in anticipation of purchasing the underlying securities at a later date), the Funds are required to set aside cash or high-grade liquid securities to fully secure the obligation.

A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Such a contract gives the Funds a position in a negotiated, currently non-regulated market. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, when the Adviser or Sub-Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, each Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. When the Adviser or Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency, each Fund may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount in anticipation of purchasing foreign traded securities ("position hedge"). In this situation the Funds may, in the alternative, enter into a forward contract with respect to a different foreign currency for a fixed U.S. dollar amount ("cross hedge"). This may be done, for example, where the Adviser or Sub-Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.

The Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter. Currently, a significant portion or all of the value of an over-the-counter option may be treated as an illiquid investment and subject to the restriction on such investments as long as the SEC requires that over-the-counter options be treated as illiquid. Generally, the Funds would utilize options traded on exchanges where the options are standardized.

The Funds may enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures contracts") and may purchase and write put and call options to buy or sell currency futures contracts. A "sale" of a currency futures contract means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a currency futures contract means the incurring of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. Options on currency futures contracts to be purchased by the Funds will be traded on U.S. or foreign exchanges or over-the-counter.

The Funds may also purchase securities (debt securities or deposits) which have their coupon rate or value at maturity determined by reference to the value of one or more foreign currencies. These strategies will be used for hedging purposes only. The Funds will hold securities or other options or futures positions whose values are expected to offset their obligations under the hedge strategies. No Fund will enter into a currency hedging position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities, options or futures positions, or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Funds will comply with requirements established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if so required, will set aside liquid securities in a segregated account with their custodian bank in the amount prescribed. The Funds' custodian will maintain the value of such segregated account equal to the prescribed amount by adding or removing additional liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.

The Funds' ability to dispose of their positions in futures contracts, options and forward contracts will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options and forward contracts. If a secondary market does not exist with respect to an option purchased or written by the Funds over-the-counter, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the Funds would have to be exercised in order for the Funds to realize any profit, and
(ii) the Funds may not be able to sell currencies covering an option written by the Funds until the option expires or it delivers the underlying futures currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively for the purposes set forth above. The Funds' ability to engage in currency hedging transactions may be limited by tax considerations.

The Funds' transactions in forward contracts, options on foreign currencies and currency futures contracts will be subject to special tax rules under the Internal Revenue Code that, among other things, may affect the character of any gains or losses of the Funds as ordinary or capital and the timing and amount of any income or loss to the Funds. This in turn could affect the character, timing and amount of distributions by the Funds to shareholders. The Funds may be limited in their foreign currency transactions by tax considerations. Certain foreign currency exchange contracts in which the Funds may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, the Internal Revenue Code treats gains or losses relating to Section 1256 contracts as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income of loss. In addition, Section 1256 contracts held by the Funds at the end of each taxable year are "marked-to-market" and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can by made by a Fund to exempt those transactions from this marked-to-market treatment.

Certain forward contracts the Funds may enter into might result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by a Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gains in the offsetting positions and making up the straddle. A disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of a Fund's investment income available for distribution to its shareholders.

RESTRICTED AND ILLIQUID SECURITIES. The Funds may invest in restricted securities which, are subject to contractual restrictions on resale. The Funds' policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Funds' net assets would then be illiquid.

The restricted securities which the Funds may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser or Sub-Adviser, under criteria established by the Funds' Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Funds are illiquid and thus subject to the Funds' policy limiting investments in illiquid securities. In making this determination, the Adviser or Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser and Sub-Adviser and, if as a result of changed conditions it is determined that a Rule 144A Security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

BORROWING. The Funds may borrow money for temporary or emergency purposes. No Fund will borrow money with the intent of leveraging its investments. Borrowing activities are strictly limited as described in the section entitled "Investment Restrictions." Borrowing may be useful in a number of situations, such as to meet unanticipated redemptions without selling portfolio securities at disadvantageous prices. However, borrowing money to meet redemptions or other purposes would have the effect of temporarily leveraging a Fund's assets and potentially exposing the Fund to leveraged losses.

LENDING PORTFOLIO SECURITIES. The Funds may lend their portfolio securities to certain types of eligible borrowers approved by the Board of Directors. The Funds may engage in securities lending to earn additional income or to raise cash for liquidity purposes. The Funds must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. The collateral must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which a Fund is permitted to invest.

Lending activities are strictly limited as described in the section entitled "Investment Restrictions". Lending money or securities involves the risk that a Fund may suffer a loss if a borrower does not repay a loan when due. To manage this risk the Funds deal only with counter-parties they believe to be creditworthy and require that the counter-party deposit collateral with the Funds.

When they loan securities, the Funds still own the securities, receive amounts equal to the dividends or interest on loaned securities, and are subject to gains or losses on those securities. The Funds also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and/or (c) interest on any short-term debt instruments purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund also may pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and must permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

CALL OPTIONS. For income or hedging purposes, the Funds may write covered call options on their portfolio securities and purchase call options in closing transactions. The Funds may suffer an opportunity loss if the value of the underlying security should rise above the strike price of the call option before the option expires.

A covered call option gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months, in return for the payment to the writer upon the issuance of the option of an amount called the "premium." A commission may be charged in connection with the writing of the option. The premium received for writing a call option is determined by the option markets. The premium paid plus the exercise price will always be greater than the market price of the underlying securities at the time the option is written. By writing a covered call option, a Fund foregoes, in exchange for the premium, the opportunity to profit from an increase in the market value of the underlying security above the exercise price, if the option is exercised. The call obligation is terminated upon exercise of the call option, expiration of the call or when the Fund effects a closing purchase transaction. A closing purchase transaction is one in which the writer purchases another call option in the same underlying security (identical as to exercise price, expiration date and number of shares). The writer thereby terminates its obligation and substitutes the second writer as the obligor to the original option purchaser. A closing purchase transaction would normally involve payment of a brokerage commission. During the remaining term of the option, if a Fund cannot enter into a closing purchase transaction, that Fund would lose the opportunity for realizing any gain over and above the premium through sale of the underlying security, and if the security is declining in price that Fund would continue to experience such decline.

INITIAL PUBLIC OFFERINGS ("IPOS"). Each of the Funds may participate in IPOs. While not a principal investment strategy for any of the Funds, each may participate in IPOs if the Adviser determines that doing so is consistent with their investment strategy and will contribute to achieving their investment objectives. In the recent past the Funds have not invested in IPOs on a regular basis It is not anticipated, in the current market environment, that the Funds will invest in IPOs on a regular basis. Investing in IPOs involves risks. Many of the companies issuing IPOs are small, unseasoned companies. These are companies that have been in operation for a short period of time. Small company securities, including IPOs, are subject to greater volatility in their prices than are securities issued by more established prices. If the Fund does not intend to make a long-term investment in the IPO (it is sometimes possible to immediately sell an IPO at a profit) the Adviser may not perform the same detailed research on the company that it does for core holdings.

ACTIVE TRADING. While not a principal investment strategy, each of the Funds may engage in active and frequent trading to achieve its investment objective. Active trading may include participation in initial public offerings. Active trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase shareholder tax liability. Frequent trading also increases transaction costs, which could detract from the Fund's performance.

WHEN-ISSUED SECURITIES. Fixed-income securities may at times be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future. No payment is made until delivery, which may be up to 60 days after purchase. If delivery of the obligation does not take place, no purchase will result and the transaction will be terminated. Such transactions are considered to involve more risk than immediate cash transactions. As a matter of non-fundamental policy, any investment on a when-issued or delayed delivery basis will not be made if such investment would cause more than 5% of the value of a Fund's total assets to be invested in when-issued securities.

When purchasing when-issued securities a Fund will segregate liquid high-grade assets with its custodian to the extent that the Fund's obligations are not otherwise "covered" as that term is understood under the 1940 Act. In general, an amount of cash or liquid high-grade securities at least equal to the current amount of the obligation must either be identified as being restricted in the Fund's accounting records or physically segregated in a separate account at the Fund's custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For the purpose of determining the adequacy of the liquid securities that have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.


                             PORTFOLIO TRANSACTIONS

The Adviser and Sub-Adviser are responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. The Funds have adopted a policy of seeking to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, research services, payment of bona fide Fund expenses, and placement of orders by securities firms for Funds shares may be taken into account as a factor in placement of portfolio transactions. In seeking the Funds' investment objectives, the Funds may trade to some degree in securities for the short term if the Adviser or Sub-Adviser believes that such trading is advisable.

The Adviser and Sub-Adviser seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, the Adviser and Sub-Adviser consider the financial responsibility and reputation of the broker or dealer, the range and quality of the services made available to clients, research services, the payment of bona fide client expenses (e.g. sub-transfer agency or sub-accounting fees) which the Funds would otherwise have to pay in cash, and the sale of fund shares. The Funds are legally allowed to pay a higher price to receive research services.

The Funds have approved a policy which allows them to use commissions to purchase research. The Funds will not use markups to purchase research. In accordance with this policy, brokerage transactions may not be executed solely on the basis of the lowest commission rate available for a particular transaction. Research services provided to the Adviser or Sub-Adviser by or through brokers who effect portfolio transactions for the Funds may be used in servicing other accounts managed by the Adviser, and likewise research services provided by brokers used for transactions of other accounts may be utilized by the Adviser or Sub-Adviser in performing services for the Funds. Subject to the requirements of best execution, the placement of orders by securities firms for shares of the Funds may be taken into account as a factor in the placement of portfolio transactions.

The Adviser and Sub-Adviser believe that research from brokers and dealers is desirable, although not essential, in carrying out their functions, in that such outside research supplements the efforts of the Adviser and Sub-Adviser by corroborating data and enabling the Adviser and Sub-Adviser to consider the views, information and analyses of other research staffs. Such views, information and analyses include such matters as communicating with persons having special expertise on certain companies, industries, areas of the economy and/or securities prices, obtaining written materials on these or other areas which might affect the economy and/or securities prices, obtaining quotations on securities prices and obtaining information on the activities of other institutional investors. The Adviser and Sub-Adviser research, at their own expense, each security included in, or being considered for inclusion in, the Funds' portfolios. As any particular research obtained by the Adviser or Sub-Adviser may be useful to the Funds, the Board of Directors or its Committee on Brokerage, in considering the reasonableness of the commissions paid by the Funds, will not attempt to allocate, or require the Adviser or Sub-Adviser to allocate, the relative costs or benefits of research.

The Adviser and Sub-Adviser consider many factors when allocating securities among their clients, including the client's investment style, applicable restrictions, availability of securities, available cash and other current holdings. The Adviser and Sub-Adviser attempt to allocate investment opportunities among clients in a fair and equitable manner. However, clients are not ensured of participating equally or at all in particular investment allocations due to the factors noted above.

The Adviser's and Sub-Adviser's trading desk prioritizes incoming orders of similar purchases and sales of securities between institutional and managed accounts/wrap orders. The Adviser's and Sub-Adviser's trading desk typically executes orders for institutional clients, including mutual funds, private accounts, sub-advised accounts, and others. Program sponsors typically execute orders for wrap accounts. The Adviser's and Sub-Adviser's trading desk coordinates the timing of orders to prevent the Adviser and Sub-Adviser from "bidding against" themselves on such orders.

The Adviser and Sub-Adviser serve as investment advisers for a number clients, which are patterned after model portfolios or patterned after designated mutual funds managed by the Adviser. The portfolio holdings and transactions of these clients are similar to, but not exactly the same as, the model portfolios or designated mutual funds. The Adviser and Sub-Adviser may not purchase or sell a given security on behalf of all clients (even clients managed in a similar style), and it may not execute a purchase of securities or a sell of securities in all participating clients at the same time.

The Adviser and Sub-Adviser frequently follow the practice of aggregating orders of various institutional clients (including mutual funds) for execution, if the Adviser and Sub-Adviser believe that this will result in the best net price and most favorable execution. In such event, the allocation will be made by the Adviser and Sub-Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such clients. In certain cases where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price and commission rate paid or received with respect to the total order placed on that day. In some instances, this procedure could adversely affect a given client but the Registrant believes that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

There are occasions when the Adviser and Sub-Adviser depart from the trading procedures described above. The factors that the Adviser and Sub-Adviser consider in exercising their judgment include, but are not limited to, the need for confidentiality of the purchase or sale, market liquidity of the securities in issue, the particular events or circumstances that prompt the purchase or sale of the securities, and operational efficiencies. Even when transaction are executed on the same day clients may not receive the same transaction prices as the model portfolios or designated mutual funds they are patterned after if they are not aggregated; such prices may be better or worse.

The Funds paid the following brokerage commissions:

FISCAL YEAR ENDED DECEMBER 31ST:


                                                      2000              1999(1)
                                                      ----              -------
Davis Value Portfolio
---------------------
Brokerage commissions paid:                            $xx             $11,320
Amount paid to brokers providing research:              Xx%                 74%
Brokerage commissions paid to Shelby                   $xx                 $37

Cullom  Davis & Co.(2):

Davis Financial Portfolio
-------------------------
Brokerage commissions paid:                              $xx             $4,004
Amount paid to brokers providing research:               Xx%                82%
Brokerage commissions paid to Shelby
   Cullom Davis & Co.(2):                                $xx               $n/a

Davis Real Estate  Portfolio
----------------------------
Brokerage commissions paid:                              $xx             $1,956
Amount paid to brokers providing research:               Xx%                97%
Brokerage commissions paid to Shelby
   Cullom Davis & Co.(2):                                $xx                n/a

(1) The aggregate commissions paid for the period from July 1, 1999 (inception of operations) through December 31, 1999.


(2) Shelby Cullom Davis & Co. is a broker-dealer who may be considered an affiliated person of the Adviser. During the period ended December 31, 2000, commissions received represented:



                           % of               % of aggregate dollar amount of
Fund                       Commissions Paid   transactions involving the payment of commissions
----                       ----------------   -------------------------------------------------
Davis Value Portfolio               xx%                        xx%
Davis Financial Portfolio           xx%                        xx%
Davis Real Estate Portfolio

Portfolio Turnover. Because of the Funds' investment policies, portfolio turnover rate will vary. At times it could be high, which could require the payment of larger amounts in brokerage commissions. The Adviser and Sub-Adviser are authorized to place portfolio transactions with Shelby Cullom Davis & Co., a member of the New York Stock Exchange, which may be deemed to be an affiliate of the Adviser, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms for similar services. The Funds anticipate that, during normal market conditions, their annual portfolio turnover rate will be less than 100%.

Investments in Certain Broker-Dealers. As of December 31, 2000, the Funds owned the following securities issued by any of the 10 broker-dealers with whom it transacted the most business during the fiscal year:

Fund                                       $ value
----                                       -------
Davis Value Portfolio
         Xxx                                 $xxx
         Xxx                                  xxx
Davis Financial Portfolio
         Xxx                                 $xxx
         Xxx                                  xxx
Davis Real Estate Portfolio
         Xxx                                 $xxx
         Xxx                                  xxx



                             INVESTMENT RESTRICTIONS

The Funds operate in accordance with the investment objectives, policies and restrictions described in its prospectuses and this Statement of Additional Information.

The Funds have adopted the fundamental investment policies set forth below, which may not be changed without a shareholder vote. Where necessary, an explanation beneath a fundamental policy describes the Funds' practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Funds' practices may change accordingly without a shareholder vote.

The fundamental investment restrictions set forth below may not be changed without the approval of the holders of the lesser of (i) 67% of the eligible votes, if the holders of more than 50% of the eligible votes are represented, or
(ii) more than 50% of the eligible votes. All percentage limitations set forth in these restrictions apply as of the time of an investment without regard to later increases or decreases in the value of securities or total or net assets.

Except for the fundamental investment policies regarding illiquid securities and borrowing, all percentage restrictions apply as of the time of an investment without regard to any later fluctuations in the value of portfolio securities or other assets. All references to the assets of a Fund are in terms of current market value.

(1) DIVERSIFICATION. (Davis Value Portfolio and Davis Financial Portfolio). The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

Further Explanation of Diversification Policy.   To remain classified as a
diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.


DIVERSIFICATION.   (Davis Real Estate Portfolio) The Fund is not required to
diversify its investments.

Further Explanation of Diversification Policy. The Fund intends to remain classified as a regulated investment company under the Internal Revenue Code. This requires the Fund to conform to the following: at the end of each quarter of the taxable year, at least 50% of the value of the Fund's total assets must be represented by: cash and cash items; U.S. government securities; securities of other regulated investment companies and "other securities." For this purpose, "other securities" does not include investments in the securities of any one issuer that represent more than 5% of the value of the Fund's total assets or more than 10% of the issuer's outstanding voting securities.


(2) CONCENTRATION. (Davis Value Portfolio) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.

Further Explanation of Concentration Policy. The Fund may not invest 25% or more of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

CONCENTRATION. (Davis Financial Portfolio) The Fund concentrates its investments in the financial services industry.

Further Explanation of Concentration Policy. During normal market conditions, the Fund is required to invest 25% or more of its total assets in companies "principally engaged" in financial services. Under normal circumstances the Fund will invest at least 65% of its total assets in securities issued by companies in the financial services sector. Beginning July 31, 2002 this percentage will change to 80% of its net assets plus any borrowing

A company is "principally engaged" in financial services if it owns financial services related assets constituting at least 50% of the total value of its assets, or if at least 50% of its revenues are derived from its provision of financial services. The financial services sector consists of several different industries which behave differently in different economic and market environments, for example banking, insurance and securities brokerage houses.. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

The Fund may not invest 25% or more of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than issuers in the financial services sector or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

CONCENTRATION. (Davis Real Estate Portfolio) the Fund concentrates its investments in real estate securities.

Further Explanation of Concentration Policy. During normal market conditions, the Fund is required to invest 25% or more of its total assets in real estate securities. Under normal circumstances the Fund will invest at least 65% of its total assets in securities issued by companies in the real estate industry. Beginning July 31, 2002 this percentage will change to 80% of its net assets plus any borrowing for investment purposes.

Real estate securities are issued by companies that have at least 50% of the value of their assets, gross income, or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. Real estate companies include real estate investment trusts or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies.

The Fund may not invest 25% or more of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than real estate securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Further Explanation of Concentation Policy(Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio) The Funds generally use BLP Equity Economic Sectors ("BLP Code") as published by Bloomberg L.P. to determine industry classification. The Adviser may re-classify a company if it believes that the BLP Code on a specific company does not accurately describe the company.

(3) ISSUING SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under applicable law, including the 1940 Act and published SEC staff positions.

Further Explanation of Issuing Senior Securities. The Fund may not issue senior securities nor sell short more than 5% of its total assets, except as provided by the 1940 Act and any rules, regulations or orders issued thereunder. This limitation does not apply to selling short against the box. The 1940 Act defines a "Senior Security" as any bond, debenture, note or similar obligation constituting a security and evidencing indebtedness.

(4) BORROWING. The Fund may not borrow money, except to the extent permitted by applicable law, including the 1940 Act and published SEC staff positions.

Further Explanation of Borrowing Policy. The Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may also borrow up to an additional 5% of its total assets from banks or others. The Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. In the event that market fluctuations cause borrowing to exceed the limits stated above, the Adviser would act to remedy the situation as promptly as possible (normally within 3 business days), although it is not required to dispose of portfolio holdings immediately if the Fund would suffer losses as a result.

(5) UNDERWRITING. The Fund may not underwrite securities of other issuers except to the extent permitted by applicable law, including the 1940 Act and published SEC staff positions.

Further Explanation of Underwriting Policy. The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

(6) INVESTMENTS IN COMMODITIES AND REAL ESTATE. The Fund may not purchase or sell commodities or real estate, except to the extent permitted by applicable law, including the 1940 Act and published SEC staff positions.

Further Explanation of Policy Restricting Investments in Commodities and Real Estate. The Fund may purchase or sell financial futures contracts, options on financial futures contracts, currency contracts, and options on currency contracts as described in its prospectus and Statement of Additional Information. The Fund may not purchase or sell real estate, except that the Fund may invest in securities that are directly or indirectly secured by real estate, or securities issued by issuers that invest in real estate.

(7) MAKING LOANS. The Fund may not make loans to other persons, except as allowed by applicable law, including the 1940 Act and published SEC staff positions.

Further Explanation of Lending Policy. The acquisition of investment securities or other investment instruments is not deemed to be the making of a loan.

To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions which the Adviser believes to be creditworthy in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. The Fund is still subject to gains or losses due to changes in the market value of securities which it has lent.

When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

NON-FUNDAMENTAL RESTRICTIONS

In addition to the foregoing restrictions, the Funds have adopted the following non-fundamental policies which may be changed without shareholder approval:

Illiquid Securities. The Fund may not purchase illiquid securities if more than 15% of the value of the Fund's total assets would be invested in such securities.

High-Yield, High Risk Securities. The Fund will not purchase debt securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchase would then cause more than 35% of the Fund's net assets to be invested in such lower-rated securities.

Options The Fund will not purchase an option if the purchase would cause the total premiums (at market) of all options then owned to exceed 5% of the Fund's total assets. The Fund will not sell covered calls if the transaction would cause the total premiums (at market) of all covered calls then written to exceed 25% of the Fund's total assets.

Futures Contracts. The Fund will not engage in a futures transaction if the transaction would cause the nominal value of futures contracts then purchased or sold to exceed 25% of the Fund's total assets.

Borrowing. Pursuant to the fundamental policy stated above, the Fund is allowed to borrow in an amount up to 33 1/3% of its total assets, taken at market value. The board of directors will be notified in the event borrowings exceed 10% of the Fund's total assets.

Short Selling. The Fund will not sell any security short if it would cause more than 5% of its total assets, taken at market value, to be sold short.

Investing For control. The Fund does not invest for the purpose of exercising control or management of other companies.

Name Policy (not applicable to Davis Value Portfolio) Under normal circumstances Davis Financial Portfolio will invest at least 65% of its total assets in securities issued by companies in the financial services sector; Davis Real Estate Fund will invest at least 65% of its total assets in securities issued by companies in the real estate industry.

Beginning July 31, 2002 the Name Policy for each Fund will change from 65% of total assets to 80% of net assets plus any borrowing for investment purposes The Name Policy applies as of the time of an investment without regard to any later fluctuations in the value of portfolio securities or other assets.

Davis Financial Portfolio and Davis Real Estate Portfolio comply with the Name Policy under normal circumstances. However, each Fund may depart from the Name Policy from time to time. For example, a Fund may depart from the Name Policy in response to unusually large cash inflows or redemptions, or to avoid losses in response to adverse market, economic, political, or other conditions..

Davis Financial Portfolio and Davis Real Estate Portfolio will provide the Funds' shareholders with at least 60 days prior notice prior to changing their Name Policies such that they would invest, under normal circumstances, less than 80% of its net assets plus any borrowing for investment purposes in financial companies or real estate companies, respectively.



State-Imposed-Investment Limitations. In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Funds have committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose, and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

     (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

     (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

     (c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries:
     Australia, Canada, France, Japan, the United Kingdom, or Germany.

     (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

     State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.


Section II: Key Persons
-----------------------

                           ORGANIZATION OF THE COMPANY

THE COMPANY. Davis Variable Account Fund, Inc. ("Company") is an open-end, diversified, management investment company incorporated in Maryland in 1999 and registered under the 1940 Act. The Company is a series investment company which may issue multiple series, each of which would represent an interest in its separate portfolio. The Company currently offers three series, Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio (a "Fund" or the "Funds").

SOLD EXCLUSIVELY TO INSURANCE COMPANIES, POTENTIAL CONFLICTS. The Company's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies. Differences in tax treatment or other considerations may cause the interests of various Variable Contract owners participating in the Funds to conflict. The Board will monitor the Funds for any material conflicts and determine what action, if any, should be taken.

FUND SHARES. While they have not done so at this time, the Funds may issue shares in different classes. The Board of Directors may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each of the Funds' shares represents an interest in the assets of the Fund issuing the share and has identical voting, dividend, liquidation and other rights, and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class, and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan, which pertains to a particular class, and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Company can elect all of the directors of the Company.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the shareholders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

In accordance with Maryland law and the Company's By-laws, the Company does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the 1940 Act, or when otherwise called for special purposes. Special shareholder meetings may be called upon the written request of shareholders of at least 25% of the voting power that could be cast at the meeting.


                             DIRECTORS AND OFFICERS

The Board of Directors supervises the business and management of the Funds. The Board approves all significant agreements between the Funds, and those companies that furnish services to the Funds. The names and addresses of the Directors and officers are set forth below, together with their principal business affiliations and occupations for the last five years. As indicated below, certain Directors and officers hold similar positions with the following Funds that are managed by the Adviser: Davis New York Venture Fund, Inc., Davis Series, Inc., Davis International Series, Inc., and Davis Variable Account Fund, Inc. (collectively the "Davis Funds "). As indicated below, certain Directors and officers may also hold similar positions with the following funds that are managed by the Adviser: Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust (collectively the "Selected Funds").


                                    DIRECTORS

WESLEY E. BASS, JR. (8/21/31), 710 Walden Road, Winnetka, IL 60093. Director of each of the Davis Funds except Davis International Series, Inc.; President, Bass & Associates (a financial consulting firm); formerly First Deputy City Treasurer, City of Chicago, and Executive Vice President, Chicago Title and Trust Company.

JEREMY H. BIGGS (8/16/35),* Two World Trade Center, 94th Floor, New York, NY 10048. Director and Chairman of each of the Davis Funds; Director of the Van Eck Chubb Funds; Consultant to the Adviser; Vice Chairman, Head of Equity Research Department; Chairman of the U.S. Investment Policy Committee, and Member of the International Investment Committee of Fiduciary Trust Company International.

MARC P. BLUM (9/9/42), 233 East Redwood Street, Baltimore, MD 21202. Director each of the Davis Funds except Davis International Series, Inc.; Chief Executive Officer, World Total Return Fund, LLP; Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (attorneys); Director, Mid-Atlantic Realty Trust.

ANDREW A. DAVIS (6/25/63),* 124 East Marcy Street, Santa Fe, NM 87501. Director of each of the Davis Funds (except Davis International Series, Inc.) and the Selected Funds; President or Vice President of each of the Davis Funds and Selected Funds; President, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with the Adviser.

CHRISTOPHER C. DAVIS (7/13/65),* 609 Fifth Avenue, New York, NY 10017. Director of each of the Davis Funds and the Selected Funds; Chief Executive Officer, President, or Vice President of each of the Davis Funds and Selected Funds; Chairman and Chief Executive Officer, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with the Adviser; Chairman and Director, Shelby Cullom Davis Financial Consultants, Inc (resigning in December 2000).; Employee of Shelby Cullom Davis & Co., a registered broker/dealer; Director, Kings Bay Ltd., an offshore investment management company.

JERRY D. GEIST (5/23/34), 931 San Pedro Drive S.E., Albuquerque, NM 87108. Director of each of the Davis Funds except Davis International Series, Inc.; Chairman, Santa Fe Center Enterprises; Chairman, Energy & Technology Company, Ltd.; Director, CH2M-Hill, Inc.; Member, Investment Committee for Microgeneration Technology Fund, UTECH Funds; Retired Chairman and President, Public Service Company of New Mexico.

D. JAMES GUZY (3/7/36), P.O. Box 128, Glenbrook, NV 89413. Director of each of the Davis Funds except Davis International Series, Inc.; Chairman, PLX Technology, Inc. (a manufacturer of semi-conductor circuits); Director, Intel Corp. (a manufacturer of semi-conductor circuits), Cirrus Logic Corp. (a manufacturer of semi-conductor circuits), Alliance Technology Fund (a mutual fund) and Micro Component Technology, Inc.; Novellus Systems, Inc. (a manufacturer of semi-conductor equipment).

G. BERNARD HAMILTON (3/18/37), Avanti Partners, P.O. Box 1119, Richmond, VA 23218. Director of each of the Davis Funds; Managing General Partner, Avanti Partners, L.P.

LAURENCE W. LEVINE (4/9/31), Walsh & Levine, 40 Wall Street, 24th Floor, NY 10005. Director of each of the Davis Funds except Davis International Series, Inc.; Partner, Bigham, Englar, Jones and Houston (attorneys); United States Counsel to Aerolineas Argentina; Director, various private companies.

THEODORE B. SMITH, JR. (12/23/32), John Hassall, Inc., Westbury, Long Island NY 11590. Director of each of the Davis Funds; Chairman, President and CEO of John Hassall, Inc.; Managing Director John Hassall, Ltd.; Chairman of John Hassall Japan, Ltd.; Chairman of Cantrock Realty; Chairman of McCallum Die; Trustee, Deputy Mayor and Commissioner of Public Services for the Incorporated Village of Mill Neck.

CHRISTIAN R. SONNE (5/6/36), 207 West Lake Road, Tuxedo Park, NY 10987. Director of each of the Davis Funds except Davis International Series, Inc.; General Partner of Tuxedo Park Associates (a land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (a private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banker).

MARSHA WILLIAMS (3/28/51), 725 Landwehr Road, Northbrook, IL 60062. Director of each of the Davis Funds (except Davis International Series, Inc.) and the Selected Funds; Chief Administrative Officer of Crate & Barrel; Director, Modine Manufacturing, Inc.; Director, Chicago Bridge & Iron Company, M.V.; former Vice President and Treasurer, Amoco Corporation.

*Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis are considered to be "interested persons" of the Funds, as defined in the Investment Company Act. Andrew A. Davis and Christopher C. Davis are brothers.

                        DIRECTORS' COMPENSATION SCHEDULE

During the fiscal year ended December 31, 2000, the compensation paid to the Directors who are not considered to be interested persons of the Funds was as follows:



                                                       AGGREGATE FUND                         TOTAL
                NAME                                    COMPENSATION                  COMPLEX COMPENSATION(1)
                ----                                    ------------                  -----------------------

Wesley E. Bass                                               $xx                               $ xx
Marc P. Blum                                                  xx                                 xx
Jerry D. Geist                                                xx                                 xx
D. James Guzy                                                 xx                                 xx
G. Bernard Hamilton                                           xx                                 xx
LeRoy E. Hoffberger(2)                                        xx                                 xx
Laurence W. Levine                                            xx                                 xx
Theodore B. Smith, Jr.(3)                                     $0                                $xx
Christian R. Sonne                                            xx                                 xx
Marsha Williams                                               xx                                 xx



     (1) Complex compensation is the aggregate compensation paid, for services as a Director, by all mutual funds with the same investment adviser. There are seven registered investment companies in the complex.
     (2) Mr. Hoffberger retired as a Director as of January 1, 2000, but still serves in a non-voting emeritus status
     (3) Mr. Smith became a Director of all the Davis Funds on December 5, 2000. Prior to that he served only as a director of Davis International Series, Inc.

                                    OFFICERS


KENNETH C. EICH (8/14/53), 2949 East Elvira Road, Suite 101Tucson, Arizona 85706. Vice President of each of the Davis Funds and Selected Funds; Chief Operating Officer, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with the Adviser; former President and Chief Executive Officer of First of Michigan Corporation; former Executive Vice President and Chief Financial Officer of Oppenheimer Management Corporation.

SHARRA L. REED (9/25/66), 2949 East Elvira Road, Suite 101Tucson, Arizona 85706. Vice President, Treasurer and Assistant Secretary of each of the Davis Funds and Selected Funds; Vice President Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with the Adviser.

THOMAS D. TAYS (3/7/57), 2949 East Elvira Road, Suite 101Tucson, Arizona 85706. Vice President and Secretary of each of the Davis Funds and Selected Funds; Vice President, General Counsel and Secretary, Davis Selected Advisers, L.P. and also serves as an executive officer in certain companies affiliated with the Adviser.

ARTHUR DON (9/24/53), 111 East Wacker Drive, Suite 2800, Chicago IL 60601. Assistant Secretary of each of the Davis Funds and Selected Funds; Member, D'Ancona & Pflaum LLC, the Davis Fund's counsel.


The Davis Funds do not pay salaries to any of their officers. The Adviser performs certain services on behalf of the Davis Funds and is reimbursed by them for the costs of providing these services.

                        CERTAIN SHAREHOLDERS OF THE FUNDS

As of March 31, 2001, officers and Directors owned less than 1% of the outstanding shares of each of the Funds.

The following table sets forth as of April xx, 2001, the name and holdings of each person known by the Company to be a record owner of more than 5% of the outstanding shares of any the Funds. Other than as indicated below, the Funds are not aware of any shareholder that beneficially owns in excess of 25% of the Funds' total outstanding shares.


                                                                                                  PERCENT OF SHARES
NAME AND ADDRESS                                                                                     OUTSTANDING
----------------                                                                                     -----------

DAVIS VALUE PORTFOLIO

[xx information to be provided prior to this registration statement being declared effective]

DAVIS FINANCIAL PORTFOLIO

[xx information to be provided prior to this registration statement being declared effective]


DAVIS REAL ESTATE PORTFOLIO

[xx information to be provided prior to this registration statement being declared effective]


                          INVESTMENT ADVISORY SERVICES

Davis Selected Advisers, L.P. (the "Adviser"), whose principal office is at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706, serves as investment adviser for Davis New York Venture Fund, Inc., Davis Series, Inc., Davis International Series, Inc., Davis Variable Account Fund, Inc. (collectively with the Funds, the "Davis Funds"), Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust (collectively the "Selected Funds"). The Adviser also provides advisory or sub-advisory services to other parties including other registered investment companies, private accounts, off-shore funds, a hedge fund and managed money/wrap accounts. Davis Investments, LLC, is the Adviser's sole general partner. Christopher C. Davis is Chief Executive Officer of the Adviser and as the sole member of Davis Investments, LLC (the Adviser's sole general partner) controls the Adviser. Davis Distributors, LLC ("the Distributor"), a subsidiary of the Adviser, serves as the distributor or principal underwriter of the Davis Funds and Selected Funds. Davis Selected Advisers - NY, Inc. ("Sub-Adviser"), a wholly owned subsidiary of the Adviser, performs investment management, research and other services for the Davis Funds and Selected Funds on behalf of the Adviser under sub-advisory agreements with the Adviser.


ADVISORY AGREEMENT. Pursuant to the Advisory Agreement, each Fund pays the Adviser a fee at the annual rate of 0.75% of average net assets. These fees may be higher than those of most other mutual funds, but are not necessarily higher than those paid by funds with similar objectives.

The aggregate advisory fees paid by each of the Funds to the Adviser for the periods indicated were:

                                                  For fiscal year ended July 31:
                                       2000                   1999(1)
                                       ----                   -------
Davis Value Portfolio                  $xx                    $24,434
Davis Financial Portfolio              $xx                     $7,252
Davis Real Estate Portfolio            $xx                     $1,902

(1) The aggregate advisory fees paid to the Adviser for the period from July 1, 1999 (inception of operations) through December 31, 1999.

The Adviser is contractually committed to waive fees and/or reimburse the Funds' expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2002; after that date, there is no assurance that expenses will be capped. What the Fund's expense ratios would have been without the expense cap are discussed in the Financial Highlights table.

The Adviser has entered into a Sub-Advisory Agreement with its wholly owned subsidiary, Davis Selected Advisers - NY, Inc. ("Sub-Adviser"), where the Sub-Adviser performs research and other services on behalf of the Adviser. Under the Agreement, the Adviser pays all of the Sub-Adviser's direct and indirect costs of operation. All of the fees paid to the Sub-Adviser are paid by the Adviser and not the Funds.

The Advisory Agreement also makes provisions for portfolio transactions and brokerage policies of the Funds which are discussed above under "Portfolio Transactions."

In accordance with the provisions of the 1940 Act, the Advisory Agreement and Sub-Advisory Agreement will terminate automatically upon assignment, and are subject to cancellation upon 60 days' written notice by the Company's Board of Directors, the vote of the holders of a majority of the Funds' outstanding shares, or the Adviser. The continuance of the Advisory Agreement and Sub-Advisory Agreement must be approved at least annually by the Funds' Board of Directors or by the vote of holders of a majority of the outstanding shares of the Funds. In addition, any new agreement, or the continuation of the existing agreement, must be approved by a majority of Directors who are not parties to the agreements or interested persons of any such party.

Pursuant to the Advisory Agreement, the Adviser, subject to the general supervision of the Funds' Board of Directors, provides management and investment advice, and furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its investment advisory functions and such corporate managerial duties as requested by the Board of Directors of the Funds. The Funds bear all expenses other than those specifically assumed by the Adviser under the Advisory Agreement, including preparation of its tax returns, financial reports to regulatory authorities, dividend determinations, transaction and accounting matters related to its custodian bank, transfer agency, custodial and shareholder services, and qualification of its shares under federal and state securities laws. Each Fund reimburses the Adviser for providing certain services including accounting and administrative services and shareholder services. Such reimbursements are detailed below for the periods ended December 31st::


Davis Value Portfolio                           2000          1999(1)
---------------------                           ----          -------
Accounting and administrative services:         $xx           $4,000
Shareholder services:                           $xx           $8

Davis Financial Portfolio
-------------------------
Accounting and administrative services:         $xx           $4,000
Shareholder services:                           $xx           $8

Davis Real Estate Portfolio
---------------------------
Accounting and administrative services:         $xx           $4,000
Shareholder services:                           $xx           $8

(1) for the period from July 31, 1999 (inception of operations) through December 31, 1999.


UNIQUE NATURE OF EACH FUND. The Adviser may serve as the investment advise or sub-adviser to other funds which have investment objectives and principal investment strategies similar to those of the Davis Funds. While the Davis Funds may have many similarities to these other funds, their investment performance will differ form their investment performance. This is due to a number of differences between the funds, including differences in sales charges, expense ratios and cash flows.


CODE OF ETHICS. The Adviser and the Funds have adopted a Code of Ethics which regulates the personal securities transactions of the Adviser's investment personnel, other employees, and affiliates with access to information regarding securities transactions of the Funds. Such employees may invest in securities, including securities which may be purchased or held by the Funds. A copy of the Code of Ethics is on public file with, and available from, the Securities and Exchange Commission.


                         ADMINISTRATIVE AND SERVICE FEES

The Davis Selected Advisers or its affiliates may pay a fee to the insurance companies offering the Funds as an investment vehicle for variable annuity or variable life insurance contracts issued by the life insurance companies. The amount of the fee is negotiated with each insurance company. Such payments are for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such fees by Davis Selected Advisers or its affiliates does not increase the fees paid by the Fund or its shareholders.


                         DISTRIBUTION OF COMPANY SHARES

The Company has adopted a plan under Rule 12b-1 ("Distribution Plan") which, in the future, would allow each Fund to pay distribution and other fees for the distribution of its shares and for services provided to shareholders or shareholders of the insurance separate accounts investing in the Fund. At the current time the Funds are not paying any distribution fees. In the future the Funds may pay up to 0.25% of average annual net assets. Because these fees would be paid out of the Fund's assets on an on-going basis, over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Distribution Plans each fund may in the future reimburse the Distributor for some of its distribution expenses. The Distribution Plan was approved by the Funds' Board of Directors in accordance with Rule 12b-1 under the 1940 Act. Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares. Payments pursuant to a Distribution Plan would be included in the operating expenses of the Fund. The Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1, or unless earlier terminated by vote of the majority of the Independent Directors or a majority of a Fund's outstanding shares. The Distributor is required to furnish quarterly written reports to the Board of Directors detailing the amounts expended under the Distribution Plan. The Distribution Plan may be amended, provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Currently, Rule 12b-1 provides that as long as the Distribution Plans are in effect, the Company must commit the selection and nomination of candidates for new Independent Directors to the sole discretion of the existing Independent Directors.

Payments under the Distribution Plan are limited to an annual rate of 0.25% of a Fund's average daily net asset value. Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling the Funds' shares, servicing its shareholders and maintaining its shareholder accounts, producing sales literature, printing prospectuses for prospective investors, and other marketing purposes. In addition, to the extent that any investment advisory fees paid by the Company may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of Company shares within the meaning of Rule 12b-1, the Distribution Plan authorizes the payment of such fees.


THE DISTRIBUTOR. Davis Distributors, LLC, ("the Distributor"), 2949 East Elvira Road, Suite 101Tucson, Arizona 85706, is a wholly owned subsidiary of the Adviser, and pursuant to a Distributing Agreement acts as principal underwriter of the Funds' shares on a continuing basis. By the terms of the Distributing Agreement, the Distributor pays for all expenses in connection with the preparation, printing, and distribution of advertising and sales literature for use in offering the Funds' shares to the public, including reports to shareholders to the extent they are used as sales literature. The Distributor also pays for the preparation and printing of prospectuses other than those forwarded to existing shareholders. The continuance and assignment provisions of the Distributing Agreement are the same as those of the Advisory Agreement.



OTHER IMPORTANT SERVICE PROVIDERS

CUSTODIAN. State Street Bank and Trust Company ("State Street" or "Custodian"), One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian of the Company's assets. The Custodian maintains all of the instruments representing the Company's investments and all cash. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits the Company assets in payment of the Funds' expenses, pursuant to instructions of officers or resolutions of the Board of Directors. The Custodian also provides certain fund accounting and transfer agent services.

AUDITORS. KPMG LLP ("KPMG"), 707 17th Street, Suite 2300, Denver, Colorado 80202, serves as independent auditors for each of the Funds. The auditors consult on financial accounting and reporting matters, and meet with the Audit Committee of the Board of Directors. In addition, KPMG reviews federal and state income tax returns and related forms.

COUNSEL. D'Ancona & Pflaum LLC, 111 East Wacker Drive, Suite 2800, Chicago, Illinois 60601, serves as counsel to the Company and also serves as counsel for those members of the Board of Directors who are not affiliated with the Adviser.

Section III: General Information
--------------------------------

DETERMINING THE PRICE OF SHARES

NET ASSET VALUE. The net asset value per share of each Fund's shares is determined daily by dividing the total value of investments and other assets, less any liabilities, by the total outstanding shares. The net asset value of each Fund is determined daily as of the earlier of the close of the New York Stock Exchange (the "Exchange") or 4:00 p.m., Eastern Standard time, on each day that the Exchange is open for trading.

The price per share for purchases or redemptions made directly through State Street Bank and Trust is generally the value next computed after State Street Bank and Trust receives the purchase order or redemption request.

The Company does not price its shares or accept orders for purchases or redemptions on days when the New York Stock Exchange is closed. Such days currently include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Certain brokers and certain designated intermediaries on their behalf may accept purchase and redemption orders. The Distributor will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the net asset value next computed after such acceptance. Such order may be transmitted to the Fund or its agents several hours after the time of the acceptance and pricing.

VALUATION OF PORTFOLIO SECURITIES. Portfolio securities are normally valued using current market valuations. Securities traded on a national securities exchange are valued at the last published sales price on the exchange, or in the absence of recorded sales, at the average of closing bid and asked prices on such exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Fixed-income securities may be valued on the basis of prices provided by a pricing service. Investments in short-term securities (purchased with a maturity of one year or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.

To the extent that the Funds' securities are traded in markets that close at different times, events affecting portfolio values that occur between the time that their prices are determined and the time the Funds' shares are priced will generally not be reflected in the Funds' share price. The value of securities denominated in foreign currencies and traded in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rate as computed by State Street Bank & Trust Company. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Funds' shares even if there has not been any change in the foreign currency price of the Funds' investments.


FEDERAL INCOME TAXES

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code "). Each Fund has qualified as a regulated investment company and expects to remain qualified as such. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income and net capital gains at the corporate tax rates. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to tax on the amount that is not distributed.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the variable annuity contracts and variable life insurance policies (that is, the assets of the Funds), which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a variable annuity contract or variable life insurance policy owner with respect to the increase in the value of the variable annuity contract or variable life insurance policy.
Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity contracts and variable life insurance policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

Each Fund is managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

You should consult your contract prospectus and your own tax adviser regarding specific questions about federal, state and local tax issues relating to your contract.


                                PERFORMANCE DATA

From time to time, the Funds may advertise information regarding their performance. These performance figures are based upon historical results and are not intended to indicate future performance.

THE FUNDS' TOTAL RETURNS DO NOT REFLECT FEES AND EXPENSES APPLICABLE TO YOUR VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE FEES AND EXPENSES WERE REFLECTED, THE RETURNS WOULD BE LOWER. Consult your contract prospectus for the amounts of those contract fees and charges. To keep shareholders and potential investors informed, the Funds may, from time to time, advertise information regarding their performance. These performance figures are based upon historical results and are not intended to indicate future performance.


CUMULATIVE TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN

The cumulative total return and the average annual total return (each is defined below) with respect to each of the Funds for the periods indicated below is as follows:

                                                                                 Cumulative        Average Annual
Davis Value Portfolio                                                          Total Return 1      Total Return 2
---------------------                                                          -------------       -------------
One Year ended December 31, 2000                                                      xx%                   xx%
Period from July 1, 1999 through December 31, 2000 (life of portfolio).......         xx%                    xx%

Davis Financial Portfolio

One Year ended December 31, 2000                                                      xx%                   xx%
Period from July 1, 1999 through December 31, 2000 (life of portfolio).......         xx%                    xx%

Davis Real Estate Portfolio

One Year ended December 31, 2000                                                      xx%                   xx%
Period from July 1, 1999 through December 31, 2000 (life of portfolio).......         xx%                    xx%



1 "Cumulative Total Return" is a measure of a Fund's performance encompassing all elements of return. Total return reflects the change in share price over a given period and assumes all distributions are taken in additional Fund shares. Total return is determined by assuming a hypothetical investment at the beginning of the period, deducting a maximum front-end or applicable contingent deferred sales charge, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period and subtracting the amount of the original investment, and by dividing the original investment. This calculated amount is then expressed as a percentage by multiplying by 100. Periods of less than one year are not annualized.

2 "Average Annual Total Return" represents the average annual compounded rate of return for the periods presented. Periods of less than one year are not annualized. Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Funds' portfolio. Average annual total return is calculated in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n = ERV

         Where:            P =     hypothetical initial payment of $1,000.

                           T =     average annual total return.

                           n =     number of years.

                           ERV =   ending redeemable value at the end
                                   of the period of a hypothetical
                                   $1,000 payment made at the beginning
                                   of such period.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum front-end or applicable contingent deferred sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

30 DAY SEC YIELD

The 30-Day SEC Yield (defined below) of Davis Real Estate Portfolio for the period ended December 31, 2000 was xx%

"30-Day SEC Yield" is computed in accordance with a standardized method prescribed by the rules of the Securities and Exchange Commission. 30-Day SEC Yield is a measure of the net investment income per share (as defined) earned over a specified 30-day period expressed as a percentage of the maximum offering price of the Funds' shares at the end of the period. Such yield figure was determined by dividing the net investment income per share on the last day of the period, according to the following formula:

                  30-Day SEC Yield = 2[(a-b+1)6-1]
                                        ---
                                        cd

Where:            a =      dividends and interest earned during the period.

                  b =      expenses accrued for the period.

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d = the maximum offering price per share on the last day of the period.

Davis Real Estate Portfolio's 30-Day SEC Yield will fluctuate depending upon prevailing interest rates, quality, maturities, types of instruments held, and operating expenses. Thus, any yield quotation should not be considered representative of future results. If a broker-dealer charges investors for services related to the purchase or redemption of Fund shares, the yield will effectively be reduced.

PERFORMANCE RANKINGS

Lipper Rankings. From time to time each Fund may publish the ranking of the performance of its shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods in categories based on investment style. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

Morningstar Ratings and Rankings. From time to time each Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds.

Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-,three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of the 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk is measured by a fund's (or class') performance below the 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in the fund's category. Five stars is the "highest" rating (top 10% of the funds in a category), four stars is "above average" (next 25%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rating is the fund's (or class') overall rating, which is the fund's three-year rating, or its combined 3- and 5-year rating (weighted 60% and 40%, respectively), or its combined 3-, 5- and 10-year rating (weighted 40% 30% 30% respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

Each Fund also may compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings. Those total return rankings are percentages from one percent to one hundred percent and are not risk adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

Performance Rankings and Comparisons by Other Entities and Publications. From time to time each Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

Investors also may wish to compare the returns on each Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts and other forms of fixed- or variable-time deposits and various other instruments such as Treasury bills. However, none of the Funds' returns and share price are guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

From time to time, the Fund may publish rankings or ratings of the Adviser or Transfer Agent, and of the investor services provided by them to shareholders of the Funds, other than performance rankings of the Funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

OTHER PERFORMANCE STATISTICS

In reports or other communications to shareholders and in advertising material, the performance of the Funds may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Funds may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or similar independent mutual fund rating services, and the Funds may use evaluations published by nationally recognized independent ranking services and publications. Any given performance comparison should not be considered representative of the Funds' performance for any future period.

In advertising and sales literature the Funds may publish various statistics describing its investment portfolio such as the Funds' average Price to Book and Price to Earnings ratios, beta, alpha, R-squared, standard deviation, etc.

The Funds' Annual Report and Semi-Annual Report contain additional performance information and will be made available upon request and without charge by calling Davis Funds toll-free at 1-800-279-0279, Monday through Friday, 9 a.m. to 6 p.m. Eastern Standard Time.

                                    FORM N-1A

                        DAVIS VARIABLE ACCOUNT FUND, INC.

         POST-EFFECTIVE AMENDMENT NO. 3UNDER THE SECURITIES ACT OF 1933
                      REGISTRATION STATEMENT NO. 333-76407

                                       AND

     POST-EFFECTIVE AMENDMENT NO. 3 UNDER THE INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-9293

                                     PART C

                                OTHER INFORMATION
                                -----------------

         Item 23. Exhibits:
                  --------

                  (a) Articles of Incorporation. Articles of Incorporation. Incorporated by reference to Exhibit (a) of Registrants registration statement 333-76407 filed on Edgar April 16, 1999.

                  (b) By-laws. Incorporated by reference to Exhibit (b) of Registrants registration statement 333-76407 filed on Edgar April 16, 1999.

                  (c) Instruments Defining Rights of Security Holders. Not applicable.

                  (d)(1)* Investment Advisory Contracts. Between Davis
                          Variable Account Fund, Inc. and Davis Selected Advisers, L.P. dated January 1, 2001.

                  (d)(2)* Sub-Advisory Agreement between Davis Selected
                          Advisers, L.P., and Davis Selected Advisers - NY, Inc., dated January 1, 2001.

                  (e) Underwriting Contracts. Distributor's Agreement. Incorporated by reference to Exhibit (a) of Registrants registration statement 333-76407 filed on Edgar April 16, 1999.

                  (f)     Bonus or Profit Sharing Contracts. Not applicable.

                  (g)* Custodian Agreements. Custodian Agreement with State Street Bank and Trust Company, dated
                          September 5, 2000.

                  (h)(1) Other Material Contracts. Transfer Agency and Service Agreement Incorporated by reference to Exhibit (h)(1) of Registrants registration statement 333-76407 filed on Edgar June 29, 1999.

                  (h)(2) Form of Participation Agreement. Incorporated by reference to Exhibit (h)(2) of Registrants registration statement 333-76407 filed on Edgar April 16, 1999.

                  (h)(3)* Agreement to Waive Fees and Reimburse Expenses.

                  (i)** Legal Opinion. Opinion and Consent of Counsel, (D'Ancona & Pflaum).

                  (j)** Other Opinions. Consent of Independent Accountants, KPMG, LLP.

                   (k)     Omitted Financial Statements. Not applicable.

                   (l)     Initial Capital Agreements. Not applicable.

                   (m)*    Rule 12b-1 Plan. Rule 12b-1 Plan, as amended
                           12/05/00.

                   (n)     Rule 18f-3 Plan. Not applicable

                   (o)     Reserved.

                   (p)  Code of Ethics. Code of Ethics as amended January 29,
                         2000. Incorporated by reference to Exhibit (p) of Registrants registration statement 333-76407 filed on Edgar February 28, 2000.

                    (q)* Other Exhibits. Powers of Attorney of the Registrant,
                         Officers and Board of Directors of Davis New York Venture Fund, Davis Series, Davis International Total Return Fund and Davis Variable Account Fund, appointing Arthur Don and Thomas Tays as attorneys-in-fact dated January 11, 2001.

* Filed herein

** To be filed by amendment prior to being declared effective


Item 24.     Persons Controlled by or Under Common Control With Registrant
             -------------------------------------------------------------

Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.


Item 25.     Indemnification
             ---------------

Registrant's Articles of Incorporation indemnifies its directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the "Law") permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

In addition, the Registrant's directors and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by the Registrant's adviser.

In addition to the foregoing indemnification, Registrant's Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.

Item 26.     Business and Other Connections of Investment Adviser
             ----------------------------------------------------

Davis Selected Advisers, L.P. ("DSA") and affiliated companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered domestic and off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-investment adviser to other investment companies. Affiliated companies include:

Davis Investments, LLC: the sole general partner of DSA. Controlled by its sole member, Christopher C. Davis.

Venture Advisers, Inc.: is a corporation whose primary purpose is to hold limited partner units in DSA.

Davis Selected Advisers - NY, Inc.: a wholly-owned subsidiary of DSA, is a federally registered investment adviser which serves as sub-adviser for may of DSA's advisory clients.

Davis Distributors LLC: a wholly-owned subsidiary of DSA, is a registered broker-dealer which serves as primary underwriter of the Davis Funds and Selected Funds.

Davis Partners I, LLC: a wholly-owned subsidiary of DSA, serves as general partner of Davis Partners I, L.P., an unregistered investment company.

Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:

ANDREW A. DAVIS (6/25/63), 124 East Marcy Street, Santa Fe, NM 87501. Director and President or Vice President of each of the Davis Funds (except Davis International Series, Inc.) and the Selected Funds. President of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.

CHRISTOPHER C. DAVIS (7/13/65), 609 Fifth Avenue, New York, NY 10017. Director and Chief Executive Officer, President, and/or Vice President of each of the Davis Funds and the Selected Funds; Director, Chairman and Chief Executive Officer of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA, which are described above. Also serves as Chairman and Director of Shelby Cullom Davis Financial Consultants, Inc. Is an employee of Shelby Cullom Davis & Co., a registered broker/dealer. Is a director of Kings Bay Ltd., an offshore investment management company.

KENNETH C. EICH (8/14/53), 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President of each of the Davis Funds and Selected Funds; Chief Operating Officer of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

SHARRA L. REED (9/25/66), 2949 East Elvira Road, Suite 101Tucson, Arizona 85706. Vice President, Treasurer and Assistant Secretary of each of the Davis Funds and Selected Funds; Vice President of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

THOMAS D. TAYS, 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President, Chief Legal Officer and Secretary, Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

GARY TYC (05/27/56), 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President, Chief Financial Officer Treasurer, and Assistant Secretary of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

RUSSELL O. WIESE (05/18/66) 609 Fifth Avenue, New York, NY 10017. Chief Marketing Officer of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.

   Item 27.       Principal Underwriter
                  ---------------------

(a) Davis Distributors, LLC, a wholly owned subsidiary of the Adviser, located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706, is the principal underwriter for each of the Davis Funds and Selected Funds: Davis New York Venture Fund Inc., Davis Series, Inc., Davis Variable Account Fund, Inc., Davis International Series, Inc., Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust.

(b)    Management of the Principal Underwriters:

NAME AND PRINCIPAL                   POSITIONS AND OFFICES WITH               POSITIONS AND OFFICES
BUSINESS ADDRESS                     UNDERWRITER                              WITH REGISTRANT
----------------                     -----------                              ---------------
Kenneth C. Eich                      President                                Vice President
2949 East Elvira Road
Suite 101
Tucson, AZ  85706

Gary P. Tyc                          Vice President, Treasurer and            None
2949 East Elvira Road                Assistant Secretary
Suite 101
Tucson, AZ  85706

Thomas D. Tays                       Vice President and Secretary             Vice President and Secretary
2949 East Elvira Road
Suite 101
Tucson, AZ  85706

(c)      Not applicable.

Item 28.   Location of Accounts and Records
           --------------------------------

Accounts and records are maintained at the offices of Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706, and at the offices of the Registrant's custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02107, and the Registrant's transfer agent State Street Bank and Trust, c/o Service Agent, BFDS, Two Heritage Drive, 7th Floor, North Quincy, Massachusetts 02107.


Item 29.   Management Services
           -------------------

           Not applicable

Item 30.   Undertakings
           ------------

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                        DAVIS VARIABLE ACCOUNT FUND, INC.

SIGNATURES
----------

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 21st day of February, 2001.

                                               DAVIS VARIABLE ACCOUNT FUND, INC.

                                             *By: /s/ Arthur Don
                                                  ------------------------------
                                                      Arthur Don
                                                      Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


           Signature                        Title                                  Date
           ---------                        -----                                  ----

  Christopher C. Davis*          Chief Executive Officer                  February 21, 2001
  ---------------------
  Christopher C. Davis

  Sharra L. Reed*                Principal Financial Officer
  ---------------                and Treasurer                            February 21, 2001
  Sharra L. Reed


                                         *By: /s/ Arthur Don
                                              ----------------------------------
                                                  Arthur Don
                                                  Attorney-in-Fact

*Arthur Don signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit (q) of this filing.

                                         /s/ Arthur Don
                                         ---------------------------------------
                                         Arthur Don
                                         Attorney-in-Fact

                        DAVIS VARIABLE ACCOUNT FUND, INC.

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on February 21, 2001 by the following persons in the capacities indicated.

           Signature                                              Title
           ---------                                              -----
Wesley E. Bass. Jr.*                                            Director
---------------------------------
Wesley E. Bass, Jr.

Jeremy H. Biggs*                                                Director
---------------------------------
Jeremy H. Biggs

Marc P. Blum*                                                   Director
---------------------------------
Marc P. Blum

Andrew A. Davis*                                                Director
---------------------------------
Andrew A. Davis

Christopher C. Davis*                                           Director
---------------------------------
Christopher C. Davis

Jerry D. Geist*                                                 Director
---------------------------------
Jerry D. Geist

D. James Guzy*                                                  Director
---------------------------------
D. James Guzy

G. Bernard Hamilton*                                            Director
---------------------------------
G. Bernard Hamilton

Laurence W. Levine*                                             Director
---------------------------------
Laurence W. Levine

Theodore B. Smith, Jr.                                          Director
---------------------------------
Theodore B. Smith, Jr.

Christian R. Sonne*                                             Director
---------------------------------
Christian R. Sonne

Marsha Williams*                                                Director
-------------------------------
Marsha Williams


*Arthur Don signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit (q) filed herein.


                                               /s/Arthur Don
                                               ---------------------------------
                                               Arthur Don
                                               Attorney-in-Fact

                                  EXHIBIT LIST


23(d)(1)      Advisory Agreement dated January 1, 2001
23(d)(2)      Sub-Advisory Agreement dated January 1, 2001
23(g)         Custodian Agreement dated September 5, 2000
23(h)(3)      Agreement to Waive Fees
23(m)         Rule 12b-1 Plan, as amended
23(q)         Powers of Attorney of Registrant, Officers and Board of Directors